Nationwide Russell 2000® Risk-Managed Income ETF
Schedule of Investments
May 31, 2022 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 101.9%
		Communication Services - 2.9%
545		Advantage Solutions, Inc. (a)		$2,344
3,466		AMC Entertainment Holdings, Inc. - Class A (a)		49,701
203		AMC Networks, Inc. - Class A (a)		7,970
80		Anterix, Inc. (a)		3,423
75		ATN International, Inc.		3,307
872		Audacy, Inc. (a)		1,517
155		Bandwidth, Inc. - Class A (a)		3,261
144		Boston Omaha Corporation - Class A (a)		3,146
230		Cardlytics, Inc. (a)		5,959
657		Cargurus, Inc. (a)		16,635
468		Cars.com, Inc. (a)		4,844
40		Chicken Soup For The Soul Entertainment, Inc. (a)		266
707		Cinemark Holdings, Inc. (a)		12,005
2,506		Clear Channel Outdoor Holdings, Inc. (a)		3,959
289		Cogent Communications Holdings, Inc.		17,453
464		comScore, Inc. (a)		896
523		Consolidated Communications Holdings, Inc. (a)		3,462
184		CuriosityStream, Inc. (a)		278
6		Daily Journal Corporation (a)		1,655
19		Digital Media Solutions, Inc. - Class A (a)		32
256		EchoStar Corporation - Class A (a)		6,152
168		Emerald Holding, Inc. (a)		563
419		Entravision Communications Corporation - Class A		2,191
106		Eros STX Global Corporation (a)		210
496		Eventbrite, Inc. - Class A (a)		5,818
131		EverQuote, Inc. - Class A (a)		1,172
368		EW Scripps Company - Class A (a)		5,840
294		Fluent, Inc. (a)		379
922		fuboTV, Inc. (a)		3,033
960		Gannett Company, Inc. (a)		3,773
2,032		Genius Brands International, Inc. (a)		1,544
4,343		Globalstar, Inc. (a)		6,080
394		Gogo, Inc. (a)		7,982
587		Gray Television, Inc.		11,576
107		Hemisphere Media Group, Inc. (a)		734
137		IDT Corporation - Class B (a)		3,776
760		iHeartMedia, Inc. - Class A (a)		8,968
337		IMAX Corporation (a)		5,837
115		Integral Ad Science Holding Corporation (a)		1,401
819		Iridium Communications, Inc. (a)		30,392
304		John Wiley & Sons, Inc. - Class A		16,100
288		Liberty Latin America, Ltd. - Class A (a)		2,739
1,120		Liberty Latin America, Ltd. - Class C (a)		10,651
68		Liberty Media Corporation-Liberty Braves - Class A (a)		1,726
249		Liberty Media Corporation-Liberty Braves - Class C (a)		6,113
464		Liberty TripAdvisor Holdings, Inc. - Class A (a)		483
368		Lions Gate Entertainment Corporation - Class A (a)		3,765
768		Lions Gate Entertainment Corporation - Class B (a)		7,212
400		LiveOne, Inc. (a)		336
176		Madison Square Garden Entertainment Corporation (a)		11,931
832		Magnite, Inc. (a)		9,144
144		Marcus Corporation (a)		2,256
128		MediaAlpha, Inc. - Class A (a)		1,293
384		National CineMedia, Inc.		472
144		Ooma, Inc. (a)		2,022
48		Outbrain, Inc. (a)		295
320		QuinStreet, Inc. (a)		3,520
400		Radius Global Infrastructure, Inc.- Class A (a)		5,960
176		Scholastic Corporation		6,605
336		Shenandoah Telecommunications Company		7,715
304		Sinclair Broadcast Group, Inc. - Class A		7,366
16		Society Pass, Inc. (a)		33
384		Stagwell, Inc. (a)		3,037
176		TechTarget, Inc. (a)		12,512
1,536		TEGNA, Inc.		33,639
688		Telephone and Data Systems, Inc.		12,198
64		Telesat Corporation (a)		1,071
48		Thryv Holdings, Inc. (a)		1,257
624		TrueCar, Inc. (a)		2,078
96		United States Cellular Corporation (a)		2,948
368		WideOpenWest, Inc. (a)		8,089
464		Yelp, Inc. (a)		13,646
288		Ziff Davis, Inc. (a)		21,986
				469,732
		Consumer Discretionary - 10.4%
183		1-800-Flowers.com, Inc. - Class A (a)		1,786
42		1stdibs.com, Inc. (a)		240
496		2U, Inc. (a)		4,623
215		Aaron’s Company, Inc.		4,205
404		Abercrombie & Fitch Company - Class A (a)		8,258
538		Academy Sports & Outdoors, Inc.		18,028
391		Accel Entertainment, Inc. (a)		4,235
240		Acushnet Holdings Corporation		9,769
673		Adient plc (a)		23,817
336		Adtalem Global Education, Inc. (a)		10,960
66		aka Brands Holding Corporation (a)		260
811		American Axle & Manufacturing Holdings, Inc. (a)		6,577
1,065		American Eagle Outfitters, Inc.		12,897
97		American Outdoor Brands, Inc. (a)		1,122
132		American Public Education, Inc. (a)		1,840
40		America’s Car-Mart, Inc./TX (a)		4,336
544		AMMO, Inc. (a)		2,404
202		Arcimoto, Inc. (a)		808
834		Arko Corporation		7,531
163		Asbury Automotive Group, Inc. (a)		29,528
184		Aterian, Inc. (a)		594
211		Bally’s Corporation (a)		5,516
311		Barnes & Noble Education, Inc. (a)		781
67		Bassett Furniture Industries, Inc.		1,091
195		Beazer Homes USA, Inc. (a)		3,161
707		Bed Bath & Beyond, Inc. (a)		6,116
148		Big 5 Sporting Goods Corporation		1,887
219		Big Lots, Inc.		5,363
4		Biglari Holdings, Inc. - Class B (a)		535
149		BJ’s Restaurants, Inc. (a)		3,914
610		Bloomin’ Brands, Inc.		12,877
99		Bluegreen Vacations Holding Corporation		2,758
202		Boot Barn Holdings, Inc. (a)		16,301
308		Brinker International, Inc. (a)		9,348
215		Buckle, Inc.		7,065
262		Caleres, Inc.		7,457
788		Callaway Golf Company (a)		17,108
292		Camping World Holdings, Inc. - Class A		7,922
784		Canoo, Inc. (a)		2,626
464		CarLotz, Inc. (a)		259
304		CarParts.com, Inc. (a)		2,301
103		Carriage Services, Inc.		4,158
224		Carrols Restaurant Group, Inc.		412
135		Cato Corporation - Class A		1,762
64		Cavco Industries, Inc. (a)		14,218
186		Century Casinos, Inc. (a)		1,626
202		Century Communities, Inc.		10,983
313		Cheesecake Factory, Inc.		10,223
816		Chico’s FAS, Inc. (a)		4,039
96		Children’s Place, Inc. (a)		4,558
134		Chuy’s Holdings, Inc. (a)		3,027
55		Citi Trends, Inc. (a)		1,643
187		Clarus Corporation		4,097
121		Conn’s, Inc. (a)		1,597
208		Container Store Group, Inc. (a)		1,602
115		Cooper-Standard Holdings, Inc. (a)		646
506		Coursera, Inc. (a)		8,556
162		Cracker Barrel Old Country Store, Inc.		16,526
402		Crocs, Inc. (a)		22,417
1,026		Dana, Inc.		16,991
272		Dave & Buster’s Entertainment, Inc. (a)		10,306
422		Denny’s Corporation (a)		4,372
417		Designer Brands, Inc. - Class A		6,476
38		Dillard’s, Inc. - Class A		11,456
105		Dine Brands Global, Inc.		7,716
186		Dorman Products, Inc. (a)		18,795
583		Drive Shack, Inc. (a)		933
83		Duluth Holdings, Inc. - Class B (a)		1,035
75		EBET, Inc. (a)		230
128		El Pollo Loco Holdings, Inc. (a)		1,326
67		Escalade, Inc.		897
155		Ethan Allen Interiors, Inc.		3,605
90		European Wax Center, Inc. - Class A		2,385
554		Everi Holdings, Inc. (a)		9,917
138		F45 Training Holdings, Inc. (a)		878
122		Fiesta Restaurant Group, Inc. (a)		909
81		First Watch Restaurant Group, Inc. (a)		1,288
1,141		Fisker, Inc. (a)		11,843
43		Flexsteel Industries, Inc.		838
329		Fossil Group, Inc. (a)		2,415
296		Fox Factory Holding Corporation (a)		24,278
197		Franchise Group, Inc.		7,815
235		Full House Resorts, Inc. (a)		1,654
171		Funko, Inc. - Class A (a)		3,483
273		GAN, Ltd. (a)		920
102		Genesco, Inc. (a)		5,744
224		Gentherm, Inc. (a)		15,443
305		G-III Apparel Group, Ltd. (a)		7,643
114		Golden Entertainment, Inc. (a)		5,390
1,864		Goodyear Tire & Rubber Company (a)		24,083
884		GoPro, Inc. - Class A (a)		6,108
24		Graham Holdings Company - Class B		14,713
213		Green Brick Partners, Inc. (a)		5,180
115		Greenlane Holdings, Inc. - Class A (a)		34
122		Group 1 Automotive, Inc.		21,910
148		Groupon, Inc. (a)		2,287
389		GrowGeneration Corporation (a)		2,003
278		Guess?, Inc.		5,799
395		Hall of Fame Resort & Entertainment Company (a)		264
53		Hamilton Beach Brands Holding Company - Class A		547
118		Haverty Furniture Companies, Inc.		3,335
168		Helen of Troy, Ltd. (a)		31,111
104		Hibbett, Inc.		5,278
579		Hilton Grand Vacations, Inc. (a)		26,489
83		Hooker Furnishings Corporation		1,435
35		Hovnanian Enterprises, Inc. - Class A (a)		1,792
164		Installed Building Products, Inc.		15,669
649		International Game Technology plc		13,902
186		iRobot Corporation (a)		8,852
149		Jack in the Box, Inc.		10,177
81		JOANN, Inc.		655
36		Johnson Outdoors, Inc. - Class A		2,346
561		KB Home		19,349
91		Kirkland’s, Inc. (a)		527
372		Kontoor Brands, Inc.		14,906
168		Krispy Kreme, Inc.		2,490
22		Kura Sushi USA, Inc. - Class A (a)		829
96		Lands’ End, Inc. (a)		1,114
64		Landsea Homes Corporation (a)		460
208		Latham Group, Inc. (a)		1,978
672		Laureate Education, Inc.		8,555
288		La-Z-Boy, Inc.		7,353
48		Lazydays Holdings, Inc. (a)		745
160		LCI Industries		19,123
48		Legacy Housing Corporation (a)		752
144		LGI Homes, Inc. (a)		14,111
256		Life Time Group Holdings, Inc. (a)		3,750
80		Lifetime Brands, Inc.		913
656		Light & Wonder, Inc. (a)		34,637
192		Lindblad Expeditions Holdings, Inc. (a)		2,757
176		Liquidity Services, Inc. (a)		2,387
176		LL Flooring Holdings, Inc. (a)		2,114
1,008		Lordstown Motors Corporation - Class A (a)		2,087
64		Lovesac Company (a)		2,229
32		Lulu’s Fashion Lounge Holdings, Inc. (a)		601
192		M/I Homes, Inc. (a)		8,976
2,176		Macy’s, Inc.		51,463
144		Malibu Boats, Inc. - Class A (a)		8,438
48		Marine Products Corporation		510
147		MarineMax, Inc. (a)		6,087
128		MasterCraft Boat Holdings, Inc. (a)		2,995
384		MDC Holdings, Inc.		14,661
256		Meritage Homes Corporation (a)		21,838
336		Modine Manufacturing Company (a)		3,972
80		Monarch Casino & Resort, Inc. (a)		5,428
208		Monro, Inc.		9,863
128		Motorcar Parts of America, Inc. (a)		1,898
96		Movado Group, Inc.		3,257
160		Murphy USA, Inc.		39,860
16		Nathan’s Famous, Inc.		817
578		National Vision Holdings, Inc. (a)		16,265
192		Nautilus, Inc. (a)		403
64		NEOGAMES SA (a)		840
256		Noodles & Company (a)		1,690
320		ODP Corporation (a)		12,221
128		ONE Group Hospitality, Inc. (a)		1,151
352		OneSpaWorld Holdings, Ltd. (a)		3,309
64		OneWater Marine, Inc. - Class A		2,189
304		Overstock.com, Inc. (a)		9,420
112		Oxford Industries, Inc.		10,210
208		Papa John’s International, Inc.		18,306
704		Party City Holdco, Inc. (a)		1,014
176		Patrick Industries, Inc.		10,579
448		Perdoceo Education Corporation (a)		4,888
128		PetMed Express, Inc.		2,820
181		PlayAGS, Inc. (a)		1,050
176		PLBY Group, Inc. (a)		1,559
528		Porch Group, Inc. (a)		2,175
144		Portillo’s, Inc. - Class A (a)		2,674
384		PowerSchool Holdings, Inc. - Class A (a)		4,911
384		Purple Innovation, Inc. (a)		1,989
592		Quotient Technology, Inc. (a)		2,475
48		RCI Hospitality Holdings, Inc.		2,771
544		RealReal, Inc. (a)		1,784
96		Red Robin Gourmet Burgers, Inc. (a)		945
384		Red Rock Resorts, Inc. - Class A		14,872
272		Regis Corporation (a)		209
112		Rent the Runway, Inc. - Class A (a)		485
416		Rent-A-Center, Inc.		11,457
240		Revolve Group, Inc. (a)		7,051
32		Rocky Brands, Inc.		1,198
336		Rush Street Interactive, Inc. (a)		2,003
208		Ruth’s Hospitality Group, Inc.		3,833
752		Sally Beauty Holdings, Inc. (a)		11,400
336		SeaWorld Entertainment, Inc. (a)		18,204
240		Shake Shack, Inc. - Class A (a)		11,676
448		Shift Technologies, Inc. (a)		466
112		Shoe Carnival, Inc.		3,053
144		Shutterstock, Inc.		8,669
352		Signet Jewelers, Ltd.		20,979
352		Skyline Champion Corporation (a)		18,702
160		Sleep Number Corporation (a)		7,349
288		Smith & Wesson Brands, Inc.		4,458
80		Snap One Holdings Corporation (a)		988
82		Solo Brands, Inc. - Class A (a)		412
144		Sonic Automotive, Inc. - Class A		6,568
784		Sonos, Inc. (a)		17,350
320		Sportsman’s Warehouse Holdings, Inc. (a)		3,027
144		Standard Motor Products, Inc.		5,753
544		Steven Madden, Ltd.		20,226
656		Stitch Fix, Inc. - Class A (a)		5,556
208		StoneMor, Inc. (a)		713
176		Stoneridge, Inc. (a)		3,640
160		Strategic Education, Inc.		10,531
288		Stride, Inc. (a)		11,264
112		Sturm Ruger & Company, Inc.		7,604
80		Superior Group of Companies, Inc.		1,440
91		Sweetgreen, Inc. - Class A (a)		1,663
160		Target Hospitality Corporation (a)		1,016
816		Taylor Morrison Home Corporation (a)		23,640
464		Tenneco, Inc. - Class A (a)		8,032
464		Texas Roadhouse, Inc.		36,177
144		Tilly’s, Inc. - Class A		1,192
86		Torrid Holdings, Inc. (a)		501
162		Traeger, Inc. (a)		770
80		TravelCenters of America, Inc. (a)		3,124
752		Tri Pointe Homes, Inc. (a)		15,845
320		Tupperware Brands Corporation (a)		2,122
80		Udemy, Inc. (a)		1,180
80		Unifi, Inc. (a)		1,265
80		Universal Electronics, Inc. (a)		2,144
464		Urban Outfitters, Inc. (a)		9,767
208		Vera Bradley, Inc. (a)		1,416
384		Vista Outdoor, Inc. (a)		14,800
176		Visteon Corporation (a)		19,749
640		Vivint Smart Home, Inc. (a)		3,814
96		VOXX International Corporation (a)		804
384		Vuzix Corporation (a)		2,496
128		Weber, Inc. - Class A		989
192		Wingstop, Inc.		15,295
16		Winmark Corporation		3,165
224		Winnebago Industries, Inc.		11,077
560		Wolverine World Wide, Inc.		11,950
832		Workhorse Group, Inc. (a)		2,571
368		WW International, Inc. (a)		2,609
224		XL Fleet Corporation (a)		271
48		Xometry, Inc. - Class A (a)		1,632
112		XPEL, Inc. (a)		5,781
48		Xponential Fitness, Inc. - Class A (a)		906
144		Zumiez, Inc. (a)		4,725
				1,666,336
		Consumer Staples - 3.8%
1,088		22nd Century Group, Inc. (a)		1,980
215		Andersons, Inc.		8,086
504		AppHarvest, Inc. (a)		1,593
455		B&G Foods, Inc.		10,288
544		Beauty Health Company (a)		7,763
274		BellRing Brands, Inc. (a)		7,165
994		BJ’s Wholesale Club Holdings, Inc. (a)		57,522
115		Calavo Growers, Inc.		3,916
289		Cal-Maine Foods, Inc.		13,794
370		Celsius Holdings, Inc. (a)		24,823
66		Central Garden & Pet Company (a)		2,982
276		Central Garden & Pet Company - Class A (a)		11,683
214		Chefs’ Warehouse, Inc. (a)		7,646
27		Coca-Cola Consolidated, Inc.		15,254
224		Duckhorn Portfolio, Inc. (a)		4,402
371		Edgewell Personal Care Company		13,504
331		elf Beauty, Inc. (a)		8,811
473		Energizer Holdings, Inc.		14,185
241		Fresh Del Monte Produce, Inc.		6,155
244		HF Foods Group, Inc. (a)		1,296
555		Honest Company, Inc. (a)		1,909
896		Hostess Brands, Inc. (a)		19,040
98		Ingles Markets, Inc. - Class A		8,728
119		Inter Parfums, Inc.		8,782
101		J & J Snack Foods Corporation		12,950
59		John B Sanfilippo & Son, Inc.		4,506
32		Laird Superfood, Inc. (a)		76
128		Lancaster Colony Corporation		15,603
176		Landec Corporation (a)		1,672
96		Limoneira Company		1,145
64		MedAvail Holdings, Inc. (a)		109
80		Medifast, Inc.		13,340
96		MGP Ingredients, Inc.		9,299
272		Mission Produce, Inc. (a)		3,637
164		National Beverage Corporation		8,139
64		Natural Grocers by Vitamin Cottage, Inc.		1,130
64		Nature’s Sunshine Products, Inc. (a)		774
896		NewAge, Inc. (a)		323
336		Nu Skin Enterprises, Inc. - Class A		15,675
32		Oil-Dri Corporation of America		761
992		Performance Food Group Company (a)		42,993
160		PriceSmart, Inc.		12,581
1,072		Primo Water Corporation		15,351
48		Revlon, Inc. - Class A (a)		201
352		Rite Aid Corporation (a)		1,961
128		Sanderson Farms, Inc.		25,537
32		Seneca Foods Corporation - Class A (a)		1,819
576		Simply Good Foods Company (a)		23,017
160		Sovos Brands, Inc. (a)		2,259
240		SpartanNash Company		8,258
784		Sprouts Farmers Market, Inc. (a)		21,239
304		Tattooed Chef, Inc. (a)		2,201
48		Thorne HealthTech, Inc. (a)		283
98		Tootsie Roll Industries, Inc.		3,241
352		TreeHouse Foods, Inc. (a)		14,474
96		Turning Point Brands, Inc.		2,807
336		United Natural Foods, Inc. (a)		14,250
160		Universal Corporation/VA		10,189
80		USANA Health Sciences, Inc. (a)		5,626
384		Utz Brands, Inc.		5,376
992		Vector Group, Ltd.		12,212
416		Veru, Inc. (a)		5,383
48		Village Super Market, Inc. - Class A		1,140
65		Vita Coco Company, Inc. (a)		797
160		Vital Farms, Inc. (a)		1,584
80		WD-40 Company		15,103
112		Weis Markets, Inc.		8,234
266		Whole Earth Brands, Inc. (a)		1,819
48		Zevia PBC - Class A (a)		118
				610,499
		Energy - 8.2%
212		Aemetis, Inc. (a)		1,719
482		Alto Ingredients, Inc. (a)		2,145
1,906		Antero Resources Corporation (a)		81,729
101		Arch Resources, Inc.		15,437
944		Archrock, Inc.		9,468
475		Berry Corporation		5,287
272		Brigham Minerals, Inc. - Class A		8,244
144		Bristow Group, Inc. (a)		4,578
368		Cactus, Inc. - Class A		19,291
596		California Resources Corporation		26,027
327		Callon Petroleum Company (a)		19,116
1,236		Centennial Resource Development, Inc. - Class A (a)		9,814
48		Centrus Energy Corporation - Class A (a)		1,228
1,415		ChampionX Corporation		32,927
723		Chesapeake Energy Corporation		70,406
308		Civitas Resources, Inc.		23,516
1,077		Clean Energy Fuels Corporation (a)		5,956
1,504		CNX Resources Corporation (a)		32,667
641		Comstock Resources, Inc. (a)		12,371
218		CONSOL Energy, Inc. (a)		11,240
216		Crescent Energy Company - Class A		3,903
195		CVR Energy, Inc.		6,714
451		Delek US Holdings, Inc. (a)		13,151
356		Denbury, Inc. (a)		26,038
987		DHT Holdings, Inc.		5,883
128		DMC Global, Inc. (a)		3,542
192		Dorian LPG, Ltd.		3,264
246		Dril-Quip, Inc. (a)		7,734
180		Earthstone Energy, Inc. - Class A (a)		3,244
1,024		Energy Fuels, Inc./Canada (a)		6,564
2,836		Equitrans Midstream Corporation		22,319
288		Expro Group Holdings NV (a)		3,937
272		Falcon Minerals Corporation		2,016
825		Frontline, Ltd./Bermuda (a)		7,986
1,451		Gevo, Inc. (a)		6,094
661		Golar LNG, Ltd. (a)		16,743
331		Green Plains, Inc. (a)		10,784
948		Helix Energy Solutions Group, Inc. (a)		4,399
696		Helmerich & Payne, Inc.		35,044
35		HighPeak Energy, Inc.		1,115
326		International Seaways, Inc.		7,866
21		Kinetik Holdings, Inc.		1,765
3,011		Kosmos Energy, Ltd. (a)		23,305
64		Laredo Petroleum, Inc. (a)		5,387
576		Liberty Energy, Inc. (a)		9,372
944		Magnolia Oil & Gas Corporation - Class A		26,064
704		Matador Resources Company		42,874
976		Murphy Oil Corporation		41,402
32		Nabors Industries, Ltd. (a)		5,337
240		National Energy Services Reunited Corporation (a)		1,790
608		Newpark Resources, Inc. (a)		2,614
1,072		NexTier Oilfield Solutions, Inc. (a)		11,685
1,040		Nordic American Tankers, Ltd.		2,132
336		Northern Oil and Gas, Inc.		10,984
128		Oasis Petroleum, Inc.		20,317
672		Oceaneering International, Inc. (a)		8,548
400		Oil States International, Inc. (a)		3,096
1,744		Ovintiv, Inc.		97,646
304		Par Pacific Holdings, Inc. (a)		4,986
1,152		Patterson-UTI Energy, Inc.		21,980
704		PBF Energy, Inc. - Class A (a)		23,373
656		PDC Energy, Inc.		51,916
577		Peabody Energy Corporation (a)		13,623
560		ProPetro Holding Corporation (a)		7,308
1,568		Range Resources Corporation (a)		53,234
144		Ranger Oil Corporation - Class A (a)		6,165
304		Renewable Energy Group, Inc. (a)		18,638
32		REX American Resources Corporation (a)		2,780
192		Riley Exploration Permian, Inc.		5,274
432		RPC, Inc. (a)		4,044
288		Scorpio Tankers, Inc.		9,518
384		Select Energy Services, Inc. - Class A (a)		3,252
832		SFL Corporation, Ltd.		9,360
752		SM Energy Company		36,299
192		Solaris Oilfield Infrastructure, Inc. - Class A		2,588
6,400		Southwestern Energy Company (a)		58,368
256		Talos Energy, Inc. (a)		5,530
464		Teekay Corporation (a)		1,568
144		Teekay Tankers, Ltd. - Class A (a)		2,974
2,560		Tellurian, Inc. (a)		12,211
816		TETRA Technologies, Inc. (a)		4,096
256		Tidewater, Inc. (a)		6,515
1,600		Uranium Energy Corporation (a)		6,112
1,184		Ur-Energy, Inc. (a)		1,444
480		US Silica Holdings, Inc. (a)		8,486
624		W&T Offshore, Inc. (a)		4,200
256		Whiting Petroleum Corporation		22,646
425		World Fuel Services Corporation		10,536
				1,324,848
		Financials - 17.2%
112		1st Source Corporation		5,266
345		Acacia Research Corporation (a)		1,649
81		AFC Gamma, Inc.		1,452
101		Alerus Financial Corporation		2,565
131		Allegiance Bancshares, Inc.		5,273
90		Amalgamated Financial Corporation		1,956
59		A-Mark Precious Metals, Inc.		4,486
310		Ambac Financial Group, Inc. (a)		3,320
196		Amerant Bancorp, Inc.		5,774
563		American Equity Investment Life Holding Company		22,666
70		American National Bankshares, Inc.		2,493
468		Ameris Bancorp		21,336
136		AMERISAFE, Inc.		6,854
50		Angel Oak Mortgage, Inc.		765
962		Apollo Commercial Real Estate Finance, Inc.		12,246
985		Arbor Realty Trust, Inc.		16,174
295		Ares Commercial Real Estate Corporation		4,337
217		Argo Group International Holdings, Ltd.		9,192
611		ARMOUR Residential REIT, Inc.		4,619
98		Arrow Financial Corporation		3,247
411		Artisan Partners Asset Management, Inc. - Class A		15,787
131		AssetMark Financial Holdings, Inc. (a)		2,737
1,018		Associated Banc-Corp		21,073
9		Associated Capital Group, Inc. - Class A		356
519		Atlantic Union Bankshares Corporation		18,300
33		Atlanticus Holdings Corporation (a)		1,284
402		Axos Financial, Inc. (a)		15,537
128		B Riley Financial, Inc.		6,957
373		Banc of California, Inc.		7,177
117		BancFirst Corporation		10,615
216		Banco Latinoamericano de Comercio Exterior SA		3,212
368		Bancorp, Inc. (a)		7,665
43		Bank First Corporation		3,125
107		Bank of Marin Bancorp		3,520
336		Bank of NT Butterfield & Son, Ltd.		10,611
625		BankUnited, Inc.		26,038
240		Banner Corporation		13,946
103		Bar Harbor Bankshares		2,807
343		Berkshire Hills Bancorp, Inc.		8,956
2,213		BGC Partners, Inc. - Class A		7,214
1,092		Blackstone Mortgage Trust, Inc. - Class A		33,971
331		Blucora, Inc. (a)		5,855
200		Blue Foundry Bancorp (a)		2,394
119		Blue Ridge Bankshares, Inc.		1,810
144		Bridgewater Bancshares, Inc. (a)		2,337
379		Bright Health Group, Inc. (a)		644
422		Brightsphere Investment Group, Inc.		8,605
570		BrightSpire Capital, Inc.		5,067
900		Broadmark Realty Capital, Inc.		6,651
539		Brookline Bancorp, Inc.		7,638
322		BRP Group, Inc. - Class A (a)		8,121
135		Business First Bancshares, Inc.		2,988
170		Byline Bancorp, Inc.		4,247
1,303		Cadence Bank		34,829
49		Cambridge Bancorp		4,092
97		Camden National Corporation		4,293
554		Cannae Holdings, Inc. (a)		11,230
54		Capital Bancorp, Inc.		1,266
88		Capital City Bank Group, Inc.		2,402
905		Capitol Federal Financial, Inc.		9,186
139		Capstar Financial Holdings, Inc.		2,895
182		Carter Bankshares, Inc. (a)		2,692
515		Cathay General Bancorp		21,172
129		CBTX, Inc.		3,666
187		Central Pacific Financial Corporation		4,514
40		Chicago Atlantic Real Estate Finance, Inc.		681
1,594		Chimera Investment Corporation		15,621
104		Citizens & Northern Corporation		2,531
341		Citizens, Inc. (a)		1,132
103		City Holding Company		8,455
100		Civista Bancshares, Inc.		2,135
112		CNB Financial Corporation		2,815
858		CNO Financial Group, Inc.		17,649
59		Coastal Financial Corporation (a)		2,328
176		Cohen & Steers, Inc.		13,413
538		Columbia Banking System, Inc.		16,221
265		Columbia Financial, Inc. (a)		5,509
369		Community Bank System, Inc.		24,354
105		Community Trust Bancorp, Inc.		4,415
261		ConnectOne Bancorp, Inc.		7,193
180		Cowen, Inc. - Class A		4,777
114		Crawford & Company - Class A		935
324		CrossFirst Bankshares, Inc. (a)		4,351
138		Curo Group Holdings Corporation		1,201
199		Customers Bancorp, Inc. (a)		8,219
907		CVB Financial Corporation		22,475
20		Diamond Hill Investment Group, Inc.		3,743
235		Dime Community Bancshares, Inc.		7,388
101		Donegal Group, Inc. - Class A		1,634
198		Donnelley Financial Solutions, Inc. (a)		6,160
249		Dynex Capital, Inc.		4,059
225		Eagle Bancorp, Inc.		11,151
1,200		Eastern Bankshares, Inc.		23,364
168		eHealth, Inc. (a)		1,764
369		Ellington Financial, Inc.		5,716
198		Employers Holdings, Inc.		8,199
101		Enact Holdings, Inc.		2,456
198		Encore Capital Group, Inc. (a)		12,100
247		Enova International, Inc. (a)		7,800
84		Enstar Group, Ltd. (a)		19,482
65		Enterprise Bancorp, Inc.		2,195
243		Enterprise Financial Services Corporation		11,253
90		Equity Bancshares, Inc. - Class A		2,926
769		Essent Group, Ltd.		32,905
345		EZCORP, Inc. - Class A (a)		2,615
214		Farmers National Banc Corporation		3,323
228		FB Financial Corporation		9,581
59		Federal Agricultural Mortgage Corporation - Class C		6,196
663		Federated Hermes, Inc.		22,521
25		Fidelity D&D Bancorp, Inc.		985
131		Finance Of America Companies, Inc. - Class A (a)		317
106		Financial Institutions, Inc.		2,984
71		First Bancorp, Inc.		2,149
1,415		First BanCorp/Puerto Rico		21,126
240		First Bancorp/Southern Pines NC		8,993
138		First Bancshares, Inc.		4,154
107		First Bank/Hamilton NJ		1,530
356		First Busey Corporation		8,348
647		First Commonwealth Financial Corporation		9,064
117		First Community Bankshares, Inc.		3,370
659		First Financial Bancorp		13,826
896		First Financial Bankshares, Inc.		36,950
64		First Financial Corporation/IN		2,879
280		First Foundation, Inc.		6,314
64		First Internet Bancorp		2,474
611		First Interstate BancSystem, Inc. - Class A		23,261
388		First Merchants Corporation		15,970
115		First Mid Bancshares, Inc.		4,330
162		First of Long Island Corporation		3,081
273		FirstCash Holdings, Inc.		20,380
84		Five Star Bancorp		2,187
356		Flagstar Bancorp, Inc.		13,717
203		Flushing Financial Corporation		4,689
410		Focus Financial Partners, Inc. - Class A (a)		15,457
247		Franklin BSP Realty Trust, Inc.		3,824
49		FS Bancorp, Inc.		1,482
1,090		Fulton Financial Corporation		17,277
36		GAMCO Investors, Inc. - Class A		740
309		GCM Grosvenor, Inc. - Class A		2,531
3,557		Genworth Financial, Inc. - Class A (a)		14,406
169		German American Bancorp, Inc.		6,427
768		Glacier Bancorp, Inc.		37,178
120		Goosehead Insurance, Inc. - Class A		6,214
371		Granite Point Mortgage Trust, Inc.		4,081
151		Great Ajax Corporation		1,593
69		Great Southern Bancorp, Inc.		4,095
374		Green Dot Corporation - Class A (a)		10,786
99		Greenhill & Company, Inc.		1,218
183		Greenlight Capital Re, Ltd. - Class A (a)		1,431
54		Guaranty Bancshares, Inc./TX		1,969
249		Hamilton Lane, Inc. - Class A		17,318
598		Hancock Whitney Corporation		29,804
215		Hanmi Financial Corporation		5,018
532		Hannon Armstrong Sustainable Infrastructure Capital, Inc.		20,253
329		HarborOne Bancorp, Inc.		4,701
71		HBT Financial, Inc.		1,235
39		HCI Group, Inc.		2,651
280		Heartland Financial USA, Inc.		12,384
410		Heritage Commerce Corporation		4,703
244		Heritage Financial Corporation/WA		6,368
183		Heritage Insurance Holdings, Inc.		670
435		Hilltop Holdings, Inc.		13,054
8		Hingham Institution For Savings		2,582
51		Home Bancorp, Inc.		1,754
1,067		Home BancShares, Inc./AR		24,104
48		Home Point Capital, Inc.		190
136		HomeStreet, Inc.		5,482
101		HomeTrust Bancshares, Inc.		2,711
811		Hope Bancorp, Inc.		11,824
294		Horace Mann Educators Corporation		11,895
298		Horizon Bancorp, Inc./IN		5,355
353		Houlihan Lokey, Inc.		30,336
315		Independent Bank Corporation		26,240
137		Independent Bank Corporation/MI		2,714
244		Independent Bank Group, Inc.		17,832
372		International Bancshares Corporation		15,598
2,201		Invesco Mortgage Capital, Inc.		3,918
7		Investors Title Company		1,162
259		James River Group Holdings, Ltd.		6,617
480		Kearny Financial Corporation/MD		5,957
149		Kinsale Capital Group, Inc.		32,762
243		KKR Real Estate Finance Trust, Inc.		4,962
784		Ladder Capital Corporation		9,063
336		Lakeland Bancorp, Inc.		5,215
160		Lakeland Financial Corporation		11,546
640		LendingClub Corporation (a)		10,061
80		LendingTree, Inc. (a)		5,049
208		Live Oak Bancshares, Inc.		8,353
96		Luther Burbank Corporation		1,309
176		Macatawa Bank Corporation		1,632
480		Maiden Holdings, Ltd. (a)		1,171
320		MBIA, Inc. (a)		4,483
96		Mercantile Bank Corporation		3,173
96		Merchants Bancorp/IN		2,447
217		Meta Financial Group, Inc.		9,021
128		Metrocity Bankshares, Inc.		2,600
624		MetroMile, Inc. (a)		655
64		Metropolitan Bank Holding Corporation (a)		4,943
730		MFA Financial, Inc.		9,870
96		Mid Penn Bancorp, Inc.		2,637
144		Midland States Bancorp, Inc.		3,871
96		MidWestOne Financial Group, Inc.		2,921
416		Moelis & Company - Class A		19,519
432		Mr Cooper Group, Inc. (a)		18,732
64		MVB Financial Corporation		2,389
192		National Bank Holdings Corporation - Class A		7,824
16		National Western Life Group, Inc. - Class A		3,345
1,072		Navient Corporation		17,152
288		NBT Bancorp, Inc.		10,650
112		Nelnet, Inc. - Class A		9,485
2,560		New York Mortgage Trust, Inc.		7,757
48		NI Holdings, Inc. (a)		802
80		Nicolet Bankshares, Inc. (a)		6,389
560		NMI Holdings, Inc. - Class A (a)		10,422
304		Northfield Bancorp, Inc.		4,040
32		Northrim BanCorp, Inc.		1,330
864		Northwest Bancshares, Inc.		11,137
400		OceanFirst Financial Corporation		8,068
48		Ocwen Financial Corporation (a)		1,343
336		OFG Bancorp		9,522
2,040		Old National Bancorp		32,436
176		Old Second Bancorp, Inc.		2,688
720		Open Lending Corporation - Class A (a)		9,475
128		Oportun Financial Corporation (a)		1,441
64		Oppenheimer Holdings, Inc. - Class A		2,285
896		Orchid Island Capital, Inc.		2,796
144		Origin Bancorp, Inc.		5,628
64		Orrstown Financial Services, Inc.		1,573
656		Pacific Premier Bancorp, Inc.		21,359
160		Palomar Holdings, Inc. (a)		9,944
96		Park National Corporation		11,876
80		PCSB Financial Corporation		1,567
112		Peapack-Gladstone Financial Corporation		3,774
208		PennyMac Financial Services, Inc.		10,196
656		PennyMac Mortgage Investment Trust		10,614
176		Peoples Bancorp, Inc./OH		5,030
48		Peoples Financial Services Corporation		2,536
80		Pioneer Bancorp, Inc./NY (a)		807
112		Piper Sandler Companies		14,760
160		PJT Partners, Inc. - Class A		12,134
288		PRA Group, Inc. (a)		10,656
80		Preferred Bank/Los Angeles CA		5,481
240		Premier Financial Corporation		6,521
166		Primis Financial Corporation		2,241
352		ProAssurance Corporation		7,818
448		PROG Holdings, Inc. (a)		13,077
96		Provident Bancorp, Inc.		1,442
528		Provident Financial Services, Inc.		12,139
96		Pzena Investment Management, Inc. - Class A		679
96		QCR Holdings, Inc.		5,320
1,232		Radian Group, Inc.		26,500
96		RBB Bancorp		2,060
400		Ready Capital Corporation		5,872
16		Red River Bancshares, Inc.		822
752		Redwood Trust, Inc.		7,670
48		Regional Management Corporation		2,284
384		Renasant Corporation		11,881
64		Republic Bancorp, Inc./KY - Class A		2,941
294		Republic First Bancorp, Inc. (a)		1,194
272		RLI Corporation		32,945
256		S&T Bancorp, Inc.		7,529
96		Safety Insurance Group, Inc.		8,915
304		Sandy Spring Bancorp, Inc.		12,874
144		Sculptor Capital Management, Inc.		1,731
368		Seacoast Banking Corporation of Florida		12,600
384		Selective Insurance Group, Inc.		30,451
928		Selectquote, Inc. (a)		2,710
336		ServisFirst Bancshares, Inc.		28,009
96		Sierra Bancorp		2,078
176		Silvergate Capital Corporation - Class A (a)		13,816
864		Simmons First National Corporation - Class A		22,213
576		SiriusPoint, Ltd. (a)		3,226
80		SmartFinancial, Inc.		2,072
64		South Plains Financial, Inc.		1,582
48		Southern First Bancshares, Inc. (a)		2,165
48		Southern Missouri Bancorp, Inc.		2,241
208		Southside Bancshares, Inc.		8,389
529		SouthState Corporation		42,753
256		StepStone Group, Inc. - Class A		6,979
176		Stewart Information Services Corporation		9,766
160		Stock Yards Bancorp, Inc.		9,440
112		StoneX Group, Inc. (a)		8,408
64		Summit Financial Group, Inc.		1,752
336		Texas Capital Bancshares, Inc. (a)		18,994
16		Third Coast Bancshares, Inc. (a)		397
144		Tiptree, Inc.		1,560
96		Tompkins Financial Corporation		7,316
464		Towne Bank/Portsmouth VA		13,679
400		TPG RE Finance Trust, Inc.		4,196
112		Trean Insurance Group, Inc. (a)		801
192		TriCo Bancshares		8,705
192		TriState Capital Holdings, Inc. (a)		5,871
160		Triumph Bancorp, Inc. (a)		11,638
176		Trupanion, Inc. (a)		11,771
128		TrustCo Bank Corporation NY		4,123
432		Trustmark Corporation		12,567
2,304		Two Harbors Investment Corporation		12,303
288		UMB Financial Corporation		26,597
928		United Bankshares, Inc./WV		34,856
716		United Community Banks, Inc./GA		22,504
144		United Fire Group, Inc.		4,667
144		United Insurance Holdings Corporation		246
176		Universal Insurance Holdings, Inc.		2,270
192		Univest Financial Corporation		5,088
2,768		Valley National Bancorp		35,181
160		Value Line, Inc.		11,298
296		Velocity Financial, Inc. (a)		3,241
336		Veritex Holdings, Inc.		11,579
48		Virtus Investment Partners, Inc.		9,248
192		Walker & Dunlop, Inc.		20,412
448		Washington Federal, Inc.		14,538
112		Washington Trust Bancorp, Inc.		5,622
144		Waterstone Financial, Inc.		2,490
432		WesBanco, Inc.		14,714
96		West BanCorp, Inc.		2,443
176		Westamerica BanCorp		10,597
896		WisdomTree Investments, Inc.		5,331
16		World Acceptance Corporation (a)		2,369
436		WSFS Financial Corporation		18,652
				2,757,985
		Health Care - 14.7%
784		1Life Healthcare, Inc. (a)		6,640
128		2seventy bio, Inc. (a)		1,587
186		4D Molecular Therapeutics, Inc. (a)		1,412
64		89bio, Inc. (a)		193
1,472		9 Meters Biopharma, Inc. (a)		665
100		Absci Corporation (a)		365
1,031		ACADIA Pharmaceuticals, Inc. (a)		16,651
230		Accelerate Diagnostics, Inc. (a)		140
347		Accolade, Inc. (a)		2,228
635		Accuray, Inc. (a)		1,321
345		Aclaris Therapeutics, Inc. (a)		4,413
68		Acumen Pharmaceuticals, Inc. (a)		241
137		Acutus Medical, Inc. (a)		95
165		Adagio Therapeutics, Inc. (a)		488
488		AdaptHealth Corporation (a)		8,779
105		Addus HomeCare Corporation (a)		8,768
139		Adicet Bio, Inc. (a)		1,643
570		Adverum Biotechnologies, Inc. (a)		511
278		Aeglea BioTherapeutics, Inc. (a)		439
293		Aerie Pharmaceuticals, Inc. (a)		1,518
66		Aerovate Therapeutics, Inc. (a)		802
795		Affimed NV (a)		2,465
1,577		Agenus, Inc. (a)		2,634
162		Agiliti, Inc. (a)		3,130
374		Agios Pharmaceuticals, Inc. (a)		7,282
38		AirSculpt Technologies, Inc. (a)		335
1,209		Akebia Therapeutics, Inc. (a)		447
179		Akero Therapeutics, Inc. (a)		1,547
166		Akouos, Inc. (a)		518
89		Akoya Biosciences, Inc. (a)		1,037
1,392		Alaunos Therapeutics, Inc. (a)		721
113		Albireo Pharma, Inc. (a)		2,252
674		Aldeyra Therapeutics, Inc. (a)		2,083
404		Alector, Inc. (a)		3,579
554		Alignment Healthcare, Inc. (a)		5,917
148		Aligos Therapeutics, Inc. (a)		191
1,123		Alkermes plc (a)		33,522
242		Allakos, Inc. (a)		726
480		Allogene Therapeutics, Inc. (a)		3,806
203		Allovir, Inc. (a)		786
784		Allscripts Healthcare Solutions, Inc. (a)		13,399
32		Alpha Teknova, Inc. (a)		245
481		Alphatec Holdings, Inc. (a)		3,694
81		Alpine Immune Sciences, Inc. (a)		753
276		Altimmune, Inc. (a)		1,397
129		ALX Oncology Holdings, Inc. (a)		989
1,291		American Well Corporation - Class A (a)		4,880
1,734		Amicus Therapeutics, Inc. (a)		13,213
313		AMN Healthcare Services, Inc. (a)		30,330
641		Amneal Pharmaceuticals, Inc. (a)		2,327
257		Amphastar Pharmaceuticals, Inc. (a)		9,545
1,426		Ampio Pharmaceuticals, Inc. (a)		261
70		Amylyx Pharmaceuticals, Inc. (a)		622
132		AnaptysBio, Inc. (a)		2,507
468		Anavex Life Sciences Corporation (a)		4,263
257		AngioDynamics, Inc. (a)		5,045
144		Angion Biomedica Corporation (a)		253
73		ANI Pharmaceuticals, Inc. (a)		2,208
100		Anika Therapeutics, Inc. (a)		2,174
226		Annexon, Inc. (a)		710
496		Apellis Pharmaceuticals, Inc. (a)		20,559
258		Apollo Medical Holdings, Inc. (a)		9,685
180		Applied Molecular Transport, Inc. (a)		596
117		Applied Therapeutics, Inc. (a)		168
215		Apyx Medical Corporation (a)		1,305
378		AquaBounty Technologies, Inc. (a)		563
555		Arbutus Biopharma Corporation (a)		1,349
66		Arcellx, Inc. (a)		799
146		Arcturus Therapeutics Holdings, Inc. (a)		2,902
304		Arcus Biosciences, Inc. (a)		5,761
182		Arcutis Biotherapeutics, Inc. (a)		3,800
689		Ardelyx, Inc. (a)		452
707		Arrowhead Pharmaceuticals, Inc. (a)		23,586
265		Artivion, Inc. (a)		5,183
312		Arvinas, Inc. (a)		13,007
1,754		Asensus Surgical, Inc. (a)		688
487		Aspira Women’s Health, Inc. (a)		287
584		Atara Biotherapeutics, Inc. (a)		3,037
450		Atea Pharmaceuticals, Inc. (a)		3,546
609		Athenex, Inc. (a)		292
1,476		Athersys, Inc. (a)		325
224		Athira Pharma, Inc. (a)		2,034
855		Atossa Therapeutics, Inc. (a)		831
184		Atreca, Inc. - Class A (a)		309
307		AtriCure, Inc. (a)		12,473
7		Atrion Corporation		4,402
39		Aura Biosciences, Inc. (a)		681
416		Avalo Therapeutics, Inc. (a)		150
326		Avanos Medical, Inc. (a)		9,353
274		Aveanna Healthcare Holdings, Inc. (a)		844
409		Avid Bioservices, Inc. (a)		5,468
256		Avidity Biosciences, Inc. (a)		3,566
160		Avita Medical, Inc. (a)		912
262		Avrobio, Inc. (a)		255
293		Axogen, Inc. (a)		2,833
310		Axonics, Inc. (a)		15,500
184		Axsome Therapeutics, Inc. (a)		4,600
353		Beam Therapeutics, Inc. (a)		12,419
313		Berkeley Lights, Inc. (a)		1,496
154		Beyondspring, Inc. (a)		211
106		BioAtla, Inc. (a)		255
1,237		BioCryst Pharmaceuticals, Inc. (a)		11,516
97		Biodesix, Inc. (a)		144
369		Biohaven Pharmaceutical Holding Company, Ltd. (a)		53,036
68		BioLife Solutions, Inc. (a)		933
136		Biomea Fusion, Inc. (a)		747
2,113		Bionano Genomics, Inc. (a)		3,655
194		Bioventus, Inc. - Class A (a)		1,917
120		Bioxcel Therapeutics, Inc. (a)		1,404
145		Black Diamond Therapeutics, Inc. (a)		245
438		Bluebird Bio, Inc. (a)		1,402
393		Blueprint Medicines Corporation (a)		21,615
153		Bolt Biotherapeutics, Inc. (a)		260
752		Bridgebio Pharma, Inc. (a)		5,136
1,265		Brookdale Senior Living, Inc. (a)		7,211
208		Brooklyn ImmunoTherapeutics, Inc. (a)		139
868		Butterfly Network, Inc. (a)		2,647
262		C4 Therapeutics, Inc. (a)		1,902
312		Cara Therapeutics, Inc. (a)		2,596
274		Cardiff Oncology, Inc. (a)		370
273		Cardiovascular Systems, Inc. (a)		4,439
356		CareDx, Inc. (a)		8,953
139		Caribou Biosciences, Inc. (a)		1,158
240		Cassava Sciences, Inc. (a)		7,344
148		Castle Biosciences, Inc. (a)		3,296
680		Catalyst Pharmaceuticals, Inc. (a)		4,896
68		Celcuity, Inc. (a)		445
321		Celldex Therapeutics, Inc. (a)		7,550
261		CEL-SCI Corporation (a)		953
84		Century Therapeutics, Inc. (a)		730
266		Cerevel Therapeutics Holdings, Inc. (a)		6,951
1,163		Cerus Corporation (a)		5,757
372		ChemoCentryx, Inc. (a)		8,284
496		Chimerix, Inc. (a)		932
264		Chinook Therapeutics, Inc. (a)		4,008
338		ChromaDex Corporation (a)		642
105		CinCor Pharma, Inc. (a)		1,634
771		Citius Pharmaceuticals, Inc. (a)		725
131		ClearPoint Neuro, Inc. (a)		1,436
164		Clene, Inc. (a)		358
775		Clovis Oncology, Inc. (a)		539
55		Codex DNA, Inc. (a)		219
421		Codexis, Inc. (a)		4,496
121		Codiak Biosciences, Inc. (a)		338
260		Cogent Biosciences, Inc. (a)		1,199
433		Coherus Biosciences, Inc. (a)		3,178
241		Collegium Pharmaceutical, Inc. (a)		3,764
853		Community Health Systems, Inc. (a)		4,470
99		Computer Programs and Systems, Inc. (a)		3,157
198		CONMED Corporation		23,025
84		Convey Health Solutions Holdings, Inc. (a)		521
624		Corcept Therapeutics, Inc. (a)		13,004
264		CorMedix, Inc. (a)		855
131		Cortexyme, Inc. (a)		339
59		CorVel Corporation (a)		8,800
720		Covetrus, Inc. (a)		14,990
306		Crinetics Pharmaceuticals, Inc. (a)		5,126
243		Cross Country Healthcare, Inc. (a)		4,289
275		CryoPort, Inc. (a)		6,999
219		Cue Biopharma, Inc. (a)		848
83		Cue Health, Inc. (a)		439
170		Cullinan Oncology, Inc. (a)		1,817
596		Curis, Inc. (a)		456
119		Cutera, Inc. (a)		5,354
51		CVRx, Inc. (a)		317
497		Cymabay Therapeutics, Inc. (a)		974
52		Cyteir Therapeutics, Inc. (a)		99
117		Cytek Biosciences, Inc. (a)		1,136
519		Cytokinetics, Inc. (a)		20,708
759		CytomX Therapeutics, Inc. (a)		1,222
305		CytoSorbents Corporation (a)		589
90		DarioHealth Corporation (a)		599
80		Day One Biopharmaceuticals, Inc. (a)		498
264		Deciphera Pharmaceuticals, Inc. (a)		2,862
661		Denali Therapeutics, Inc. (a)		16,056
182		DermTech, Inc. (a)		1,208
177		Design Therapeutics, Inc. (a)		2,209
98		DICE Therapeutics, Inc. (a)		1,348
1,545		Durect Corporation (a)		850
811		Dynavax Technologies Corporation (a)		9,618
211		Dyne Therapeutics, Inc. (a)		1,015
80		Eagle Pharmaceuticals, Inc./DE (a)		3,736
213		Eargo, Inc. (a)		330
272		Edgewise Therapeutics, Inc. (a)		1,700
482		Editas Medicine, Inc. (a)		5,490
229		Eiger BioPharmaceuticals, Inc. (a)		1,589
50		Eliem Therapeutics, Inc. (a)		192
339		Emergent BioSolutions, Inc. (a)		11,173
131		Enanta Pharmaceuticals, Inc. (a)		5,231
1,562		Endo International plc (a)		824
357		Ensign Group, Inc.		28,978
64		Entrada Therapeutics, Inc. (a)		433
632		Epizyme, Inc. (a)		265
165		Erasca, Inc. (a)		894
193		Esperion Therapeutics, Inc. (a)		1,100
203		Evelo Biosciences, Inc. (a)		426
567		Evolent Health, Inc. - Class A (a)		15,949
215		Evolus, Inc. (a)		2,774
48		Exagen, Inc. (a)		240
147		EyePoint Pharmaceuticals, Inc. (a)		1,419
534		Fate Therapeutics, Inc. (a)		12,335
601		FibroGen, Inc. (a)		5,914
49		Finch Therapeutics Group, Inc. (a)		116
132		Foghorn Therapeutics, Inc. (a)		1,703
133		Forian, Inc. (a)		410
235		Forma Therapeutics Holdings, Inc. (a)		1,337
72		Forte Biosciences, Inc. (a)		95
501		Fortress Biotech, Inc. (a)		432
228		Frequency Therapeutics, Inc. (a)		255
195		Fulcrum Therapeutics, Inc. (a)		1,388
139		Fulgent Genetics, Inc. (a)		7,577
272		G1 Therapeutics, Inc. (a)		1,322
148		Gemini Therapeutics, Inc. (a)		189
290		Generation Bio Company (a)		1,630
2,185		Geron Corporation (a)		3,015
312		Glaukos Corporation (a)		12,739
419		Global Blood Therapeutics, Inc. (a)		10,450
436		Gossamer Bio, Inc. (a)		3,074
119		Graphite Bio, Inc. (a)		280
27		Greenwich Lifesciences, Inc. (a)		209
322		Gritstone bio, Inc. (a)		650
121		GT Biopharma, Inc. (a)		334
369		Haemonetics Corporation (a)		23,343
951		Halozyme Therapeutics, Inc. (a)		43,727
265		Hanger, Inc. (a)		4,184
155		Harmony Biosciences Holdings, Inc. (a)		6,758
120		Harpoon Therapeutics, Inc. (a)		247
274		Harvard Bioscience, Inc. (a)		1,003
361		Health Catalyst, Inc. (a)		5,289
535		HealthEquity, Inc. (a)		33,480
170		HealthStream, Inc. (a)		3,463
646		Heron Therapeutics, Inc. (a)		2,132
67		Heska Corporation (a)		6,686
298		Homology Medicines, Inc. (a)		438
138		Hookipa Pharma, Inc. (a)		237
392		Humanigen, Inc. (a)		855
1,569		iBio, Inc. (a)		378
152		iCAD, Inc. (a)		581
98		Icosavax, Inc. (a)		665
217		Ideaya Biosciences, Inc. (a)		2,420
56		IGM Biosciences, Inc. (a)		940
177		Ikena Oncology, Inc. (a)		690
65		Imago Biosciences, Inc. (a)		1,050
55		Immuneering Corporation - Class A (a)		246
128		Immunic, Inc. (a)		794
512		ImmunityBio, Inc. (a)		1,925
1,360		ImmunoGen, Inc. (a)		4,978
281		Immunovant, Inc. (a)		1,191
35		Impel Pharmaceuticals, Inc. (a)		241
224		Inari Medical, Inc. (a)		14,739
646		Infinity Pharmaceuticals, Inc. (a)		434
123		InfuSystem Holdings, Inc. (a)		1,189
202		Inhibrx, Inc. (a)		2,640
122		Innovage Holding Corporation (a)		592
310		Innoviva, Inc. (a)		4,703
138		Inogen, Inc. (a)		3,544
80		Inotiv, Inc. (a)		1,224
1,537		Inovio Pharmaceuticals, Inc. (a)		2,874
115		Inozyme Pharma, Inc. (a)		424
809		Insmed, Inc. (a)		15,225
183		Inspire Medical Systems, Inc. (a)		32,359
336		Instil Bio, Inc. (a)		2,018
228		Integer Holdings Corporation (a)		18,190
416		Intellia Therapeutics, Inc. (a)		19,194
177		Intercept Pharmaceuticals, Inc. (a)		3,204
406		Intra-Cellular Therapies, Inc. (a)		23,304
243		Invacare Corporation (a)		227
1,280		Invitae Corporation (a)		4,698
42		iRadimed Corporation		1,373
195		iRhythm Technologies, Inc. (a)		27,466
1,012		Ironwood Pharmaceuticals, Inc. (a)		11,405
41		IsoPlexis Corporation (a)		87
135		iTeos Therapeutics, Inc. (a)		2,363
772		IVERIC bio, Inc. (a)		8,060
99		Janux Therapeutics, Inc. (a)		1,102
88		Joint Corporation (a)		1,468
218		Jounce Therapeutics, Inc. (a)		844
347		Kala Pharmaceuticals, Inc. (a)		121
149		KalVista Pharmaceuticals, Inc. (a)		1,325
145		Karuna Therapeutics, Inc. (a)		15,126
459		Karyopharm Therapeutics, Inc. (a)		2,883
180		KemPharm, Inc. (a)		833
101		Keros Therapeutics, Inc. (a)		3,414
243		Kezar Life Sciences, Inc. (a)		1,227
215		Kiniksa Pharmaceuticals, Ltd. - Class A (a)		1,647
178		Kinnate Biopharma, Inc. (a)		1,413
226		Kodiak Sciences, Inc. (a)		1,636
258		Kronos Bio, Inc. (a)		960
123		Krystal Biotech, Inc. (a)		7,242
408		Kura Oncology, Inc. (a)		5,369
219		Kymera Therapeutics, Inc. (a)		3,125
32		Landos Biopharma, Inc. (a)		23
432		Lantheus Holdings, Inc. (a)		29,601
128		LeMaitre Vascular, Inc.		5,852
448		Lexicon Pharmaceuticals, Inc. (a)		793
176		LHC Group, Inc. (a)		29,332
288		LifeStance Health Group, Inc. (a)		2,146
96		Ligand Pharmaceuticals, Inc. (a)		8,535
880		Lineage Cell Therapeutics, Inc. (a)		1,100
352		LivaNova plc (a)		23,961
32		Lucid Diagnostics, Inc. (a)		67
144		Lyell Immunopharma, Inc. (a)		596
400		MacroGenics, Inc. (a)		1,388
80		Madrigal Pharmaceuticals, Inc. (a)		5,311
192		Magenta Therapeutics, Inc. (a)		223
1,744		MannKind Corporation (a)		7,290
224		Marinus Pharmaceuticals, Inc. (a)		1,086
608		MaxCyte, Inc. (a)		2,803
512		MEDNAX, Inc. (a)		9,892
192		Medpace Holdings, Inc. (a)		27,503
688		MEI Pharma, Inc. (a)		328
160		MeiraGTx Holdings plc (a)		1,342
304		Meridian Bioscience, Inc. (a)		8,360
352		Merit Medical Systems, Inc. (a)		21,609
464		Mersana Therapeutics, Inc. (a)		1,550
32		Mesa Laboratories, Inc.		6,696
768		MiMedx Group, Inc. (a)		3,003
2,128		Mind Medicine MindMed, Inc. (a)		1,925
11		MiNK Therapeutics, Inc. (a)		17
16		Mirum Pharmaceuticals, Inc. (a)		374
80		ModivCare, Inc. (a)		7,634
256		Molecular Templates, Inc. (a)		253
82		Monte Rosa Therapeutics, Inc. (a)		635
144		Morphic Holding, Inc. (a)		3,375
2,720		Multiplan Corporation (a)		13,600
464		Mustang Bio, Inc. (a)		299
528		Myriad Genetics, Inc. (a)		10,159
288		NanoString Technologies, Inc. (a)		4,504
176		NantHealth, Inc. (a)		92
80		National HealthCare Corporation		5,623
96		National Research Corporation		3,445
224		Natus Medical, Inc. (a)		7,345
736		Neogen Corporation (a)		19,475
736		NeoGenomics, Inc. (a)		6,197
240		Neoleukin Therapeutics, Inc. (a)		240
160		Neuronetics, Inc. (a)		429
48		NeuroPace, Inc. (a)		299
240		Nevro Corporation (a)		10,459
112		NexImmune, Inc. (a)		255
384		NextGen Healthcare, Inc. (a)		6,954
208		NGM Biopharmaceuticals, Inc. (a)		2,879
80		Nkarta, Inc. (a)		1,154
192		Nurix Therapeutics, Inc. (a)		1,937
64		Nuvalent, Inc. - Class A (a)		567
352		NuVasive, Inc. (a)		20,208
1,136		Nuvation Bio, Inc. (a)		4,010
1,200		Ocugen, Inc. (a)		2,844
464		Ocular Therapeutix, Inc. (a)		1,452
160		Olema Pharmaceuticals, Inc. (a)		458
48		Omega Therapeutics, Inc. (a)		109
352		Omeros Corporation (a)		873
288		Omnicell, Inc. (a)		32,014
384		Oncocyte Corporation (a)		415
144		Oncorus, Inc. (a)		171
288		Oncternal Therapeutics, Inc. (a)		426
48		Ontrak, Inc. (a)		91
2,688		OPKO Health, Inc. (a)		8,064
112		OptimizeRx Corporation (a)		2,865
1,088		Option Care Health, Inc. (a)		33,032
192		Oramed Pharmaceuticals, Inc. (a)		889
512		OraSure Technologies, Inc. (a)		2,125
256		Organogenesis Holdings, Inc. (a)		1,436
208		ORIC Pharmaceuticals, Inc. (a)		695
128		Orthofix Medical, Inc. (a)		3,519
96		OrthoPediatrics Corporation (a)		4,432
560		Outlook Therapeutics, Inc. (a)		644
304		Outset Medical, Inc. (a)		6,627
480		Owens & Minor, Inc.		16,742
64		Oyster Point Pharma, Inc. (a)		252
1,280		Pacific Biosciences of California, Inc. (a)		7,207
288		Pacira BioSciences, Inc. (a)		18,216
64		Paragon 28, Inc. (a)		1,147
304		Paratek Pharmaceuticals, Inc. (a)		575
240		Passage Bio, Inc. (a)		432
592		Patterson Companies, Inc.		18,701
480		PAVmed, Inc. (a)		485
160		Pennant Group, Inc. (a)		3,061
224		Personalis, Inc. (a)		887
176		PetIQ, Inc. (a)		3,020
128		Phathom Pharmaceuticals, Inc. (a)		918
144		Phibro Animal Health Corporation - Class A		2,766
416		Phreesia, Inc. (a)		7,546
144		Pliant Therapeutics, Inc. (a)		811
176		PMV Pharmaceuticals, Inc. (a)		2,070
32		Portage Biotech, Inc. (a)		320
176		Poseida Therapeutics, Inc. (a)		400
224		Praxis Precision Medicines, Inc. (a)		1,859
624		Precigen, Inc. (a)		836
371		Precision BioSciences, Inc. (a)		623
64		Prelude Therapeutics, Inc. (a)		269
352		Prestige Consumer Healthcare, Inc. (a)		19,649
96		Privia Health Group, Inc. (a)		2,300
48		PROCEPT BioRobotics Corporation (a)		1,878
432		Progyny, Inc. (a)		13,656
176		Prometheus Biosciences, Inc. (a)		4,587
304		Protagonist Therapeutics, Inc. (a)		2,663
240		Prothena Corporation plc (a)		6,535
368		Provention Bio, Inc. (a)		1,516
480		PTC Therapeutics, Inc. (a)		14,098
160		Pulmonx Corporation (a)		2,922
80		Pulse Biosciences, Inc. (a)		178
208		Puma Biotechnology, Inc. (a)		404
64		Pyxis Oncology, Inc. (a)		158
192		Quanterix Corporation (a)		3,237
87		QuidelOrtho Corporation (a)		8,341
544		Quotient, Ltd. (a)		209
800		R1 RCM, Inc. (a)		17,176
624		Radius Health, Inc. (a)		3,950
304		RadNet, Inc. (a)		6,241
96		Rain Therapeutics, Inc. (a)		223
48		Rallybio Corporation (a)		653
48		Rapid Micro Biosystems, Inc. - Class A (a)		240
128		RAPT Therapeutics, Inc. (a)		1,884
304		Reata Pharmaceuticals, Inc. - Class A (a)		8,597
768		Recursion Pharmaceuticals, Inc. - Class A (a)		4,700
256		REGENXBIO, Inc. (a)		5,386
448		Relay Therapeutics, Inc. (a)		7,293
80		Relmada Therapeutics, Inc. (a)		1,503
48		Reneo Pharmaceuticals, Inc. (a)		99
192		Replimune Group, Inc. (a)		2,790
112		Retractable Technologies, Inc. (a)		519
432		Revance Therapeutics, Inc. (a)		5,910
400		REVOLUTION Medicines, Inc. (a)		6,792
272		Rhythm Pharmaceuticals, Inc. (a)		936
1,152		Rigel Pharmaceuticals, Inc. (a)		2,085
272		Rocket Pharmaceuticals, Inc. (a)		3,223
288		Rubius Therapeutics, Inc. (a)		317
48		RxSight, Inc. (a)		656
528		Sana Biotechnology, Inc. (a)		2,709
816		Sangamo Therapeutics, Inc. (a)		2,978
192		Scholar Rock Holding Corporation (a)		964
288		Schrodinger, Inc. (a)		7,442
208		SeaSpine Holdings Corporation (a)		1,720
624		Seelos Therapeutics, Inc. (a)		405
240		Seer, Inc. (a)		2,131
752		Select Medical Holdings Corporation		18,311
608		Selecta Biosciences, Inc. (a)		536
144		Sensei Biotherapeutics, Inc. (a)		274
2,768		Senseonics Holdings, Inc. (a)		3,211
16		Sera Prognostics, Inc. - Class A (a)		22
480		Seres Therapeutics, Inc. (a)		1,488
1,472		Sesen Bio, Inc. (a)		902
112		Sharps Compliance Corporation (a)		484
160		Shattuck Labs, Inc. (a)		458
224		Shockwave Medical, Inc. (a)		36,783
208		SI-BONE, Inc. (a)		3,110
368		Sientra, Inc. (a)		357
304		SIGA Technologies, Inc.		3,326
64		Sight Sciences, Inc. (a)		550
96		Sigilon Therapeutics, Inc. (a)		73
224		Silk Road Medical, Inc. (a)		7,441
128		Silverback Therapeutics, Inc. (a)		447
96		Simulations Plus, Inc.		4,558
80		Singular Genomics Systems, Inc. (a)		260
384		Solid Biosciences, Inc. (a)		219
1,728		Sorrento Therapeutics, Inc. (a)		2,834
992		Spectrum Pharmaceuticals, Inc. (a)		741
144		Spero Therapeutics, Inc. (a)		170
160		SpringWorks Therapeutics, Inc. (a)		3,030
48		Spruce Biosciences, Inc. (a)		75
144		SQZ Biotechnologies Company (a)		511
320		STAAR Surgical Company (a)		21,101
546		Standard BioTools, Inc. (a)		1,032
320		Stereotaxis, Inc. (a)		643
128		Stoke Therapeutics, Inc. (a)		1,550
176		Summit Therapeutics, Inc. (a)		234
336		Supernus Pharmaceuticals, Inc. (a)		9,364
208		Surface Oncology, Inc. (a)		385
208		Surgery Partners, Inc. (a)		8,154
80		Surmodics, Inc. (a)		3,138
304		Sutro Biopharma, Inc. (a)		1,322
288		Syndax Pharmaceuticals, Inc. (a)		4,752
384		Syros Pharmaceuticals, Inc. (a)		315
144		Tabula Rasa HealthCare, Inc. (a)		524
128		Tactile Systems Technology, Inc. (a)		1,300
128		Talaris Therapeutics, Inc. (a)		1,102
112		Talis Biomedical Corporation (a)		118
48		Tarsus Pharmaceuticals, Inc. (a)		660
128		Taysha Gene Therapies, Inc. (a)		326
192		TCR2 Therapeutics, Inc. (a)		445
96		Tenaya Therapeutics, Inc. (a)		643
704		Tenet Healthcare Corporation (a)		45,555
96		Terns Pharmaceuticals, Inc. (a)		166
864		TG Therapeutics, Inc. (a)		3,819
42		TherapeuticsMD, Inc. (a)		417
336		Theravance Biopharma, Inc. (a)		2,950
80		Theseus Pharmaceuticals, Inc. (a)		540
304		Tivity Health, Inc. (a)		9,850
97		Tonix Pharmaceuticals Holding Corporation (a)		237
160		TransMedics Group, Inc. (a)		4,667
400		Travere Therapeutics, Inc. (a)		9,324
192		Treace Medical Concepts, Inc. (a)		3,204
992		Trevena, Inc. (a)		309
272		Turning Point Therapeutics, Inc. (a)		9,621
304		Twist Bioscience Corporation (a)		10,348
80		Tyra Biosciences, Inc. (a)		546
32		UFP Technologies, Inc. (a)		2,446
128		UroGen Pharma, Ltd. (a)		681
80		US Physical Therapy, Inc.		9,007
16		Utah Medical Products, Inc.		1,378
368		Vanda Pharmaceuticals, Inc. (a)		3,617
144		Vapotherm, Inc. (a)		465
256		Varex Imaging Corporation (a)		5,898
768		Vaxart, Inc. (a)		2,796
256		Vaxcyte, Inc. (a)		6,141
1,104		VBI Vaccines, Inc. (a)		1,010
64		Ventyx Biosciences, Inc. (a)		1,121
80		Vera Therapeutics, Inc. (a)		1,163
432		Veracyte, Inc. (a)		7,595
1,136		Verastem, Inc. (a)		1,454
304		Vericel Corporation (a)		8,254
80		Verrica Pharmaceuticals, Inc. (a)		154
96		Verve Therapeutics, Inc. (a)		1,455
224		Viemed Healthcare, Inc. (a)		1,286
816		ViewRay, Inc. (a)		2,358
66		Vigil Neuroscience, Inc. (a)		192
432		Viking Therapeutics, Inc. (a)		959
96		Vincerx Pharma, Inc. (a)		156
368		Vir Biotechnology, Inc. (a)		9,498
240		Viracta Therapeutics, Inc. (a)		509
1,200		VistaGen Therapeutics, Inc. (a)		1,380
112		Vor BioPharma, Inc. (a)		472
288		WaVe Life Sciences, Ltd. (a)		403
200		Werewolf Therapeutics, Inc. (a)		758
96		XBiotech, Inc.		528
384		Xencor, Inc. (a)		8,575
48		Xilio Therapeutics, Inc. (a)		144
32		XOMA Corporation (a)		583
224		Y-mAbs Therapeutics, Inc. (a)		2,787
240		Zentalis Pharmaceuticals, Inc. (a)		5,786
139		Zynex, Inc.		1,013
				2,361,243
		Industrials - 16.2%
293		AAON, Inc.		15,699
229		AAR Corporation (a)		11,042
472		ABM Industries, Inc.		22,821
659		ACCO Brands Corporation		4,969
116		Advent Technologies Holdings, Inc. (a)		158
516		Aerojet Rocketdyne Holdings, Inc. (a)		21,022
161		AeroVironment, Inc. (a)		14,806
64		AerSale Corporation (a)		887
464		AgEagle Aerial Systems, Inc. (a)		362
405		Air Transport Services Group, Inc. (a)		12,239
68		Alamo Group, Inc.		7,999
203		Albany International Corporation - Class A		17,133
100		Allegiant Travel Company (a)		14,944
84		Allied Motion Technologies, Inc.		2,061
132		Alta Equipment Group, Inc. (a)		1,422
453		Altra Industrial Motion Corporation		17,762
213		Ameresco, Inc. - Class A (a)		12,507
186		American Superconductor Corporation (a)		993
113		American Woodmark Corporation (a)		5,885
1,380		API Group Corporation (a)		24,081
161		Apogee Enterprises, Inc.		6,698
267		Applied Industrial Technologies, Inc.		27,610
177		ArcBest Corporation		13,387
342		Arcosa, Inc.		18,082
102		Argan, Inc.		4,079
133		Aris Water Solution, Inc.- Class A		2,717
917		Array Technologies, Inc. (a)		10,160
355		ASGN, Inc. (a)		33,806
161		Astec Industries, Inc.		7,530
176		Astronics Corporation (a)		1,848
326		Atkore, Inc. (a)		35,508
196		Atlas Air Worldwide Holdings, Inc. (a)		13,663
100		Atlas Technical Consultants, Inc. (a)		818
279		Avis Budget Group, Inc. (a)		53,087
169		AZZ, Inc.		7,564
391		Babcock & Wilcox Enterprises, Inc. (a)		2,561
328		Barnes Group, Inc.		11,818
50		Barrett Business Services, Inc.		3,743
389		Beacon Roofing Supply, Inc. (a)		23,888
66		Beam Global (a)		943
259		Blink Charging Company (a)		4,126
997		Bloom Energy Corporation - Class A (a)		17,467
115		Blue Bird Corporation (a)		1,404
64		BlueLinx Holdings, Inc. (a)		5,290
267		Boise Cascade Company		20,644
326		Brady Corporation - Class A		15,814
304		BrightView Holdings, Inc. (a)		3,952
341		Brink’s Company		20,743
136		Byrna Technologies, Inc. (a)		1,096
42		Cadre Holdings, Inc.		1,058
151		Caesarstone, Ltd.		1,376
353		Casella Waste Systems, Inc. - Class A (a)		25,268
344		CBIZ, Inc. (a)		14,090
217		CECO Environmental Corporation (a)		1,358
261		Chart Industries, Inc. (a)		45,906
120		Cimpress plc (a)		5,230
123		CIRCOR International, Inc. (a)		2,391
193		Columbus McKinnon Corporation/NY		6,514
246		Comfort Systems USA, Inc.		22,071
226		Commercial Vehicle Group, Inc. (a)		1,526
8		CompX International, Inc.		177
183		Concrete Pumping Holdings, Inc. (a)		990
192		Construction Partners, Inc. - Class A (a)		4,414
807		CoreCivic, Inc. (a)		10,386
370		Cornerstone Building Brands, Inc. (a)		9,084
363		Costamare, Inc.		5,162
83		Covenant Logistics Group, Inc.		1,882
50		CRA International, Inc.		4,287
103		CSW Industrials, Inc.		10,930
321		Custom Truck One Source, Inc. (a)		1,913
276		Daseke, Inc. (a)		2,087
291		Deluxe Corporation		6,964
1,333		Desktop Metal, Inc. - Class A (a)		2,733
32		Distribution Solutions Group, Inc. (a)		1,228
144		Douglas Dynamics, Inc.		4,524
73		Ducommun, Inc. (a)		3,332
122		DXP Enterprises, Inc./TX (a)		3,743
203		Dycom Industries, Inc. (a)		18,901
59		Eagle Bulk Shipping, Inc.		4,322
372		EMCOR Group, Inc.		39,294
128		Encore Wire Corporation		16,003
290		Energy Recovery, Inc. (a)		5,861
466		Enerpac Tool Group Corporation		9,096
297		EnerSys		20,113
177		Ennis, Inc.		3,213
144		EnPro Industries, Inc.		13,789
294		Eos Energy Enterprises, Inc. (a)		406
180		ESCO Technologies, Inc.		11,846
40		EVI Industries, Inc. (a)		434
803		Evoqua Water Technologies Corporation (a)		28,579
361		Exponent, Inc.		32,631
425		Federal Signal Corporation		14,918
375		First Advantage Corporation (a)		5,475
1,003		Fluor Corporation (a)		28,315
75		Forrester Research, Inc. (a)		3,925
183		Forward Air Corporation		17,055
85		Franklin Covey Company (a)		3,256
324		Franklin Electric Company, Inc.		23,885
224		Frontier Group Holdings, Inc. (a)		2,408
134		FTC Solar, Inc. (a)		543
2,548		FuelCell Energy, Inc. (a)		10,447
242		GATX Corporation		26,124
219		Genco Shipping & Trading, Ltd.		5,530
835		GEO Group, Inc. (a)		5,937
208		Gibraltar Industries, Inc. (a)		8,686
88		Global Industrial Company		3,016
294		GMS, Inc. (a)		14,644
160		Gorman-Rupp Company		4,766
1,431		GrafTech International, Ltd.		12,421
313		Granite Construction, Inc.		10,219
454		Great Lakes Dredge & Dock Corporation (a)		6,674
215		Greenbrier Companies, Inc.		8,946
307		Griffon Corporation		9,845
226		H&E Equipment Services, Inc.		8,057
538		Harsco Corporation (a)		4,465
336		Hawaiian Holdings, Inc. (a)		5,964
532		Healthcare Services Group, Inc.		9,134
328		Heartland Express, Inc.		4,684
135		Heidrick & Struggles International, Inc.		4,666
227		Helios Technologies, Inc.		15,531
181		Herc Holdings, Inc.		21,217
106		Heritage-Crystal Clean, Inc. (a)		2,922
512		Hillenbrand, Inc.		21,422
35		HireQuest, Inc.		540
164		HireRight Holdings Corporation (a)		2,419
307		HNI Corporation		11,706
229		Hub Group, Inc. - Class A (a)		16,712
155		Huron Consulting Group, Inc. (a)		9,288
265		Hydrofarm Holdings Group, Inc. (a)		1,826
827		Hyliion Holdings Corporation (a)		3,002
118		HyreCar, Inc. (a)		135
71		Hyster-Yale Materials Handling, Inc.		2,623
130		ICF International, Inc.		13,287
3,169		Ideanomics, Inc. (a)		1,901
58		IES Holdings, Inc. (a)		1,792
184		Infrastructure and Energy Alternatives, Inc. (a)		1,496
320		INNOVATE Corporation (a)		778
256		Insperity, Inc.		25,618
130		Insteel Industries, Inc.		5,383
384		Interface, Inc.		5,526
633		JELD-WEN Holding, Inc. (a)		11,919
216		John Bean Technologies Corporation		26,298
82		Kadant, Inc.		15,178
194		Kaman Corporation		7,025
841		KAR Auction Services, Inc. (a)		13,431
25		Karat Packaging, Inc. (a)		491
979		KBR, Inc.		48,714
245		Kelly Services, Inc. - Class A		4,890
580		Kennametal, Inc.		16,089
138		Kforce, Inc.		9,064
256		Kimball International, Inc. - Class B		2,186
371		Korn Ferry		22,802
854		Kratos Defense & Security Solutions, Inc. (a)		12,315
64		Lindsay Corporation		8,064
192		Luxfer Holdings plc		3,206
224		Manitowoc Company, Inc. (a)		2,916
192		ManTech International Corporation/VA - Class A		18,365
400		Marten Transport, Ltd.		7,024
165		Masonite International Corporation (a)		15,152
176		Matrix Service Company (a)		1,061
288		Matson, Inc.		25,886
208		Matthews International Corporation - Class A		6,731
480		Maxar Technologies, Inc.		14,333
48		Mayville Engineering Company, Inc. (a)		435
160		McGrath RentCorp		13,154
480		Meritor, Inc. (a)		17,362
224		Mesa Air Group, Inc. (a)		688
64		Miller Industries, Inc./TN		1,580
480		MillerKnoll, Inc.		14,496
128		Mistras Group, Inc. (a)		741
176		Montrose Environmental Group, Inc. (a)		7,130
192		Moog, Inc. - Class A		15,627
544		MRC Global, Inc. (a)		6,087
368		Mueller Industries, Inc.		19,817
1,072		Mueller Water Products, Inc. - Class A		12,789
112		MYR Group, Inc. (a)		10,260
32		National Presto Industries, Inc.		2,163
1,552		Nikola Corporation (a)		10,957
48		NL Industries, Inc.		441
288		NN, Inc. (a)		806
64		Northwest Pipe Company (a)		2,138
747		NOW, Inc. (a)		8,247
80		NV5 Global, Inc. (a)		9,854
16		Omega Flex, Inc.		1,769
32		PAM Transportation Services, Inc. (a)		891
128		Park Aerospace Corporation		1,559
48		Park-Ohio Holdings Corporation		748
176		Parsons Corporation (a)		6,871
384		PGT Innovations, Inc. (a)		7,718
1,184		Pitney Bowes, Inc.		5,541
48		Powell Industries, Inc.		1,290
16		Preformed Line Products Company		992
352		Primoris Services Corporation		8,547
176		Proto Labs, Inc. (a)		8,481
224		Quanex Building Products Corporation		4,556
272		Radiant Logistics, Inc. (a)		1,803
192		RBC Bearings, Inc. (a)		35,787
1,024		Resideo Technologies, Inc. (a)		24,187
208		Resources Connection, Inc.		3,842
192		REV Group, Inc.		2,356
832		Romeo Power, Inc. (a)		654
32		Rush Enterprises, Inc. - Class A		1,584
272		Rush Enterprises, Inc. - Class B		13,867
448		Safe Bulkers, Inc.		2,132
160		Saia, Inc. (a)		31,614
224		Shyft Group, Inc.		4,971
288		Simpson Manufacturing Company, Inc.		31,206
336		SkyWest, Inc. (a)		9,059
144		SP Plus Corporation (a)		4,602
640		Spirit Airlines, Inc. (a)		13,408
304		SPX Corporation (a)		15,300
80		Standex International Corporation		7,448
592		Steelcase, Inc. - Class A		7,258
736		Stem, Inc. (a)		6,359
112		Sterling Check Corporation (a)		2,081
176		Sterling Construction Company, Inc. (a)		4,331
208		Sun Country Airlines Holdings, Inc. (a)		4,919
176		Team, Inc. (a)		208
128		Tennant Company		7,967
448		Terex Corporation		15,855
384		Tetra Tech, Inc.		51,829
304		Textainer Group Holdings, Ltd.		9,862
224		Thermon Group Holdings, Inc. (a)		3,526
320		Titan International, Inc. (a)		5,827
128		Titan Machinery, Inc. (a)		3,380
256		TPI Composites, Inc. (a)		3,530
32		Transcat, Inc. (a)		2,028
272		TriNet Group, Inc. (a)		21,363
512		Trinity Industries, Inc.		12,728
448		Triton International, Ltd.		28,569
416		Triumph Group, Inc. (a)		6,365
240		TrueBlue, Inc. (a)		5,285
272		Tutor Perini Corporation (a)		2,758
400		UFP Industries, Inc.		30,880
96		UniFirst Corporation/MA		15,690
48		Universal Logistics Holdings, Inc.		1,339
800		Upwork, Inc. (a)		14,600
176		US Xpress Enterprises, Inc. - Class A (a)		521
64		Vectrus, Inc. (a)		2,292
96		Veritiv Corporation (a)		13,954
128		Viad Corporation (a)		3,855
144		Vicor Corporation (a)		9,691
864		View, Inc. (a)		1,097
64		VSE Corporation		2,487
336		Wabash National Corporation		5,158
192		Watts Water Technologies, Inc. - Class A		25,119
896		Welbilt, Inc. (a)		21,208
416		Werner Enterprises, Inc.		16,877
288		WESCO International, Inc. (a)		36,168
64		Willdan Group, Inc. (a)		1,705
16		Willis Lease Finance Corporation (a)		600
1,424		WillScot Mobile Mini Holdings Corporation (a)		50,881
304		Yellow Corporation (a)		1,149
816		Zurn Water Solutions Corporation		23,517
				2,598,590
		Information Technology - 13.0%
858		3D Systems Corporation (a)		9,275
787		8x8, Inc. (a)		5,706
112		908 Devices, Inc. (a)		1,559
400		A10 Networks, Inc.		6,164
805		ACI Worldwide, Inc. (a)		21,445
329		ADTRAN, Inc.		6,096
261		Advanced Energy Industries, Inc.		21,261
759		Aeva Technologies, Inc. (a)		2,467
137		Agilysys, Inc. (a)		5,599
336		Akoustis Technologies, Inc. (a)		1,344
323		Alarm.com Holdings, Inc. (a)		20,423
185		Alkami Technology, Inc. (a)		2,599
144		Alpha & Omega Semiconductor, Ltd. (a)		6,326
322		Altair Engineering, Inc. - Class A (a)		17,697
229		Ambarella, Inc. (a)		19,515
215		American Software, Inc./GA - Class A		3,677
699		Amkor Technology, Inc.		14,288
129		Appfolio, Inc. - Class A (a)		12,923
265		Appian Corporation (a)		12,659
551		Arlo Technologies, Inc. (a)		3,901
34		Arteris, Inc. (a)		316
467		Asana, Inc. - Class A (a)		10,153
136		Atomera, Inc. (a)		1,652
581		Avaya Holdings Corporation (a)		2,144
72		Aviat Networks, Inc. (a)		2,111
251		Avid Technology, Inc. (a)		7,352
179		AvidXchange Holdings, Inc. (a)		1,572
226		Axcelis Technologies, Inc. (a)		14,026
267		AXT, Inc. (a)		1,562
203		Badger Meter, Inc.		16,065
307		Belden, Inc.		17,677
234		Benchmark Electronics, Inc.		5,965
168		Benefitfocus, Inc. (a)		1,529
326		BigCommerce Holdings, Inc. (a)		6,041
330		Blackbaud, Inc. (a)		21,005
377		Blackline, Inc. (a)		27,604
995		Box, Inc. (a)		25,979
281		Brightcove, Inc. (a)		1,978
456		BTRS Holdings, Inc. (a)		2,266
243		CalAmp Corporation (a)		1,764
370		Calix, Inc. (a)		13,668
70		Cambium Networks Corporation (a)		1,000
410		Cantaloupe, Inc. (a)		2,148
216		Casa Systems, Inc. (a)		950
98		Cass Information Systems, Inc.		3,344
265		Cerence, Inc. (a)		8,416
154		CEVA, Inc. (a)		5,555
199		ChannelAdvisor Corporation (a)		2,716
244		Cleanspark, Inc. (a)		1,437
72		Clearfield, Inc. (a)		4,450
198		CMC Materials, Inc.		35,034
324		Cohu, Inc. (a)		9,859
322		CommVault Systems, Inc. (a)		19,645
178		Comtech Telecommunications Corporation		2,227
1,140		Conduent, Inc. (a)		6,042
107		Consensus Cloud Solutions, Inc. (a)		5,139
49		CoreCard Corporation (a)		1,150
194		Corsair Gaming, Inc. (a)		3,114
67		Couchbase, Inc. (a)		950
166		Credo Technology Group Holding, Ltd. (a)		1,698
32		CS Disco, Inc. (a)		797
218		CSG Systems International, Inc.		13,557
213		CTS Corporation		8,663
256		Daktronics, Inc. (a)		855
501		Diebold Nixdorf, Inc. (a)		1,558
231		Digi International, Inc. (a)		5,105
83		Digimarc Corporation (a)		1,433
593		Digital Turbine, Inc. (a)		15,080
321		DigitalOcean Holdings, Inc. (a)		15,681
294		Diodes, Inc. (a)		22,641
186		Domo, Inc. (a)		5,930
118		DZS, Inc. (a)		2,064
1,348		E2open Parent Holdings, Inc. (a)		10,892
313		Eastman Kodak Company (a)		1,446
185		Ebix, Inc.		5,393
147		eGain Corporation (a)		1,342
245		EMCORE Corporation (a)		809
151		Enfusion, Inc. - Class A (a)		1,653
102		EngageSmart, Inc. (a)		2,142
377		Envestnet, Inc. (a)		25,116
80		ePlus, Inc. (a)		4,539
116		EverCommerce, Inc. (a)		1,103
418		EVERTEC, Inc.		15,859
325		Evo Payments, Inc. - Class A (a)		7,491
225		ExlService Holdings, Inc. (a)		31,992
875		Extreme Networks, Inc. (a)		8,680
257		Fabrinet (a)		22,326
123		FARO Technologies, Inc. (a)		3,963
421		Flywire Corporation (a)		8,130
532		FormFactor, Inc. (a)		21,844
132		GreenBox POS (a)		347
320		Grid Dynamics Holdings, Inc. (a)		5,763
216		GTY Technology Holdings, Inc. (a)		1,279
168		Hackett Group, Inc.		3,442
626		Harmonic, Inc. (a)		6,028
147		I3 Verticals, Inc. - Class A (a)		3,428
38		IBEX Holdings, Ltd. (a)		680
194		Ichor Holdings, Ltd. (a)		5,867
149		Identiv, Inc. (a)		1,906
739		II-VI, Inc. (a)		46,187
112		Impinj, Inc. (a)		5,243
1,287		Infinera Corporation (a)		7,375
603		Inseego Corporation (a)		1,242
224		Insight Enterprises, Inc. (a)		22,136
83		Instructure Holdings, Inc. (a)		1,482
69		Intapp, Inc. (a)		1,372
212		InterDigital, Inc.		13,841
227		International Money Express, Inc. (a)		4,681
276		Iteris, Inc. (a)		759
322		Itron, Inc. (a)		16,618
369		JFrog, Ltd. (a)		6,882
121		Kaltura, Inc. (a)		219
166		Kimball Electronics, Inc. (a)		3,156
612		Knowles Corporation (a)		11,763
549		Kopin Corporation (a)		609
423		Kulicke & Soffa Industries, Inc.		22,914
102		KVH Industries, Inc. (a)		794
1,031		Lattice Semiconductor Corporation (a)		53,632
736		Limelight Networks, Inc. (a)		2,664
416		LivePerson, Inc. (a)		6,980
416		LiveRamp Holdings, Inc. (a)		10,650
192		Luna Innovations, Inc. (a)		1,160
304		MACOM Technology Solutions Holdings, Inc. (a)		16,571
656		Marathon Digital Holdings, Inc. (a)		6,711
416		Maximus, Inc.		26,994
448		MaxLinear, Inc. (a)		17,736
80		MeridianLink, Inc. (a)		1,426
1,360		Meta Materials, Inc. (a)		2,611
272		Methode Electronics, Inc.		12,254
48		MicroStrategy, Inc. - Class A (a)		12,705
1,040		MicroVision, Inc. (a)		3,744
288		Mitek Systems, Inc. (a)		2,598
224		Model N, Inc. (a)		5,636
784		Momentive Global, Inc. (a)		9,549
560		MoneyGram International, Inc. (a)		5,645
192		Napco Security Technologies, Inc. (a)		3,765
336		NeoPhotonics Corporation (a)		5,178
192		NETGEAR, Inc. (a)		3,658
448		NetScout Systems, Inc. (a)		15,379
288		nLight, Inc. (a)		3,534
224		Novanta, Inc. (a)		27,543
32		NVE Corporation		1,583
160		ON24, Inc. (a)		1,942
240		OneSpan, Inc. (a)		3,175
320		Onto Innovation, Inc. (a)		25,722
112		OSI Systems, Inc. (a)		9,399
1,072		Ouster, Inc. (a)		2,358
496		PagerDuty, Inc. (a)		12,226
160		PAR Technology Corporation (a)		6,013
544		Paya Holdings, Inc. (a)		3,204
75		PC Connection, Inc.		3,353
192		PDF Solutions, Inc. (a)		4,589
192		Perficient, Inc. (a)		18,799
304		Photronics, Inc. (a)		6,609
400		Ping Identity Holding Corporation (a)		7,560
272		Plantronics, Inc. (a)		10,739
192		Plexus Corporation (a)		16,282
400		Power Integrations, Inc.		33,752
64		Priority Technology Holdings, Inc. (a)		328
288		Progress Software Corporation		13,913
256		PROS Holdings, Inc. (a)		6,986
352		Q2 Holdings, Inc. (a)		18,561
208		Qualys, Inc. (a)		27,181
384		Quantum Corporation (a)		733
368		Rackspace Technology, Inc. (a)		3,397
688		Rambus, Inc. (a)		17,269
368		Rapid7, Inc. (a)		26,080
224		Rekor Systems, Inc. (a)		598
80		Remitly Global, Inc. (a)		876
544		Repay Holdings Corporation (a)		6,773
448		Ribbon Communications, Inc. (a)		1,268
304		Rimini Street, Inc. (a)		1,879
640		Riot Blockchain, Inc. (a)		4,602
128		Rogers Corporation (a)		33,969
608		Sailpoint Technologies Holdings, Inc. (a)		38,572
432		Sanmina Corporation (a)		18,960
208		Sapiens International Corporation NV		5,269
160		ScanSource, Inc. (a)		6,198
64		SecureWorks Corporation - Class A (a)		765
416		Semtech Corporation (a)		26,661
48		ShotSpotter, Inc. (a)		1,448
256		Silicon Laboratories, Inc. (a)		38,185
96		SiTime Corporation (a)		20,448
48		SkyWater Technology, Inc. (a)		320
224		SMART Global Holdings, Inc. (a)		5,522
304		Smith Micro Software, Inc. (a)		800
288		Sprout Social, Inc. - Class A (a)		14,668
240		SPS Commerce, Inc. (a)		25,690
112		StarTek, Inc. (a)		403
48		Stronghold Digital Mining, Inc. - Class A (a)		155
560		Sumo Logic, Inc. (a)		4,542
560		SunPower Corporation (a)		9,895
288		Super Micro Computer, Inc. (a)		14,417
256		Synaptics, Inc. (a)		37,919
272		Telos Corporation (a)		2,619
608		Tenable Holdings, Inc. (a)		30,582
112		TTEC Holdings, Inc.		7,553
704		TTM Technologies, Inc. (a)		10,060
64		Tucows, Inc. - Class A (a)		3,099
104		Turtle Beach Corporation (a)		1,818
288		Ultra Clean Holdings, Inc. (a)		9,665
432		Unisys Corporation (a)		5,154
192		Upland Software, Inc. (a)		2,531
65		UserTesting, Inc. (a)		332
688		Varonis Systems, Inc. (a)		22,752
336		Veeco Instruments, Inc. (a)		7,200
496		Velodyne Lidar, Inc. (a)		838
416		Verint Systems, Inc. (a)		21,233
176		Veritone, Inc. (a)		1,369
1,024		Verra Mobility Corporation (a)		16,333
82		Viant Technology, Inc. - Class A (a)		492
1,616		Viavi Solutions, Inc. (a)		23,383
432		VirnetX Holding Corporation (a)		523
896		Vishay Intertechnology, Inc.		18,314
80		Vishay Precision Group, Inc. (a)		2,432
1,648		Vonage Holdings Corporation (a)		31,922
32		Weave Communications, Inc. (a)		160
272		Workiva, Inc. (a)		19,859
688		Xperi Holding Corporation		11,324
752		Yext, Inc. (a)		3,820
736		Zuora, Inc. - Class A (a)		7,463
				2,080,032
		Materials - 4.4%
187		AdvanSix, Inc.		8,664
874		Allegheny Technologies, Inc. (a)		24,035
202		American Vanguard Corporation		4,985
1,203		Amyris, Inc. (a)		3,068
739		Arconic Corporation (a)		20,788
145		Aspen Aerogels, Inc. (a)		2,540
633		Avient Corporation		31,144
226		Balchem Corporation		28,121
395		Cabot Corporation		29,866
342		Carpenter Technology Corporation		12,049
329		Century Aluminum Company (a)		3,882
51		Chase Corporation		4,120
130		Clearwater Paper Corporation (a)		4,465
1,730		Coeur Mining, Inc. (a)		6,730
866		Commercial Metals Company		34,407
242		Compass Minerals International, Inc.		10,873
852		Constellium SE (a)		14,390
644		Danimer Scientific, Inc. (a)		2,827
359		Ecovyst, Inc.		3,687
184		FutureFuel Corporation		1,323
308		Gatos Silver, Inc. (a)		949
344		GCP Applied Technologies, Inc. (a)		10,705
308		Glatfelter Corporation		2,655
184		Greif, Inc. - Class A		10,942
40		Greif, Inc. - Class B		2,368
132		Hawkins, Inc.		4,773
82		Haynes International, Inc.		3,137
360		HB Fuller Company		25,589
3,584		Hecla Mining Company		16,916
272		Ingevity Corporation (a)		18,953
176		Innospec, Inc.		17,957
70		Intrepid Potash, Inc. (a)		4,611
107		Kaiser Aluminum Corporation		10,932
138		Koppers Holdings, Inc.		3,740
155		Kronos Worldwide, Inc.		2,953
1,120		Livent Corporation (a)		35,606
656		Marrone Bio Innovations, Inc. (a)		768
128		Materion Corporation		10,493
224		Minerals Technologies, Inc.		14,842
464		MP Materials Corporation (a)		18,296
240		Myers Industries, Inc.		5,712
112		Neenah, Inc.		4,246
1,616		Novagold Resources, Inc. (a)		9,033
1,104		O-I Glass, Inc. (a)		18,161
48		Olympic Steel, Inc.		1,640
400		Orion Engineered Carbons SA		7,724
304		Pactiv Evergreen, Inc.		3,128
208		Perpetua Resources Corporation (a)		724
208		PolyMet Mining Corporation (a)		576
336		PureCycle Technologies, Inc. (a)		2,869
96		Quaker Chemical Corporation		15,014
256		Ranpak Holdings Corporation (a)		3,190
384		Rayonier Advanced Materials, Inc. (a)		1,478
112		Ryerson Holding Corporation		3,376
176		Schnitzer Steel Industries, Inc. - Class A		7,149
208		Schweitzer-Mauduit International, Inc.		5,641
288		Sensient Technologies Corporation		25,183
144		Stepan Company		16,144
800		Summit Materials, Inc. - Class A (a)		21,848
544		SunCoke Energy, Inc.		4,401
304		TimkenSteel Corporation (a)		7,022
176		Tredegar Corporation		2,131
288		TriMas Corporation		8,116
256		Trinseo plc		12,106
752		Tronox Holdings plc - Class A		13,544
64		United States Lime & Minerals, Inc.		7,611
160		Valhi, Inc.		7,421
341		Warrior Met Coal, Inc.		11,464
224		Worthington Industries, Inc.		10,447
528		Zymergen, Inc. (a)		750
				706,998
		Real Estate - 7.7%
585		Acadia Realty Trust		11,501
475		Agree Realty Corporation		33,046
496		Alexander & Baldwin, Inc.		10,118
11		Alexander’s, Inc.		2,665
345		American Assets Trust, Inc.		11,765
1,043		Apartment Investment and Management Company - Class A (a)		6,550
1,443		Apple Hospitality REIT, Inc.		24,113
408		Armada Hoffler Properties, Inc.		5,622
107		Ashford Hospitality Trust, Inc. (a)		603
373		Braemar Hotels & Resorts, Inc.		2,163
1,185		Brandywine Realty Trust		13,213
1,106		Broadstone Net Lease, Inc.		23,392
67		BRT Apartments Corporation		1,535
676		CareTrust REIT, Inc.		12,526
337		CatchMark Timber Trust, Inc. - Class A		3,973
98		Centerspace		8,132
324		Chatham Lodging Trust (a)		4,128
290		City Office REIT, Inc.		4,043
83		Clipper Realty, Inc.		702
167		Community Healthcare Trust, Inc.		6,293
768		Corporate Office Properties Trust		21,228
38		CTO Realty Growth, Inc.		2,504
950		Cushman & Wakefield plc (a)		17,736
1,376		DiamondRock Hospitality Company (a)		14,159
3,352		DigitalBridge Group, Inc. (a)		20,179
1,609		Diversified Healthcare Trust		3,652
496		Douglas Elliman, Inc.		2,852
609		Easterly Government Properties, Inc.		11,955
279		EastGroup Properties, Inc.		45,071
1,003		Empire State Realty Trust, Inc. - Class A		8,024
817		Equity Commonwealth (a)		22,263
835		Essential Properties Realty Trust, Inc.		19,105
435		eXp World Holdings, Inc.		6,077
198		Farmland Partners, Inc.		2,974
42		Fathom Holdings, Inc. (a)		403
119		Forestar Group, Inc. (a)		1,973
535		Four Corners Property Trust, Inc.		14,750
682		Franklin Street Properties Corporation		3,083
48		FRP Holdings, Inc. (a)		2,881
279		Getty Realty Corporation		7,795
257		Gladstone Commercial Corporation		5,215
208		Gladstone Land Corporation		5,583
410		Global Medical REIT, Inc.		5,330
726		Global Net Lease, Inc.		10,505
1,041		Healthcare Realty Trust, Inc.		30,262
211		Hersha Hospitality Trust (a)		2,317
776		Independence Realty Trust, Inc.		18,244
37		Indus Realty Trust, Inc.		2,302
448		Industrial Logistics Properties Trust		6,836
164		Innovative Industrial Properties, Inc.		21,820
448		iStar, Inc.		7,795
809		Kennedy-Wilson Holdings, Inc.		17,037
1,475		Kite Realty Group Trust		30,916
256		LTC Properties, Inc.		9,917
1,904		LXP Industrial Trust		22,010
1,536		Macerich Company		18,048
160		Marcus & Millichap, Inc.		6,701
288		National Health Investors, Inc.		17,035
544		National Storage Affiliates Trust		28,533
794		Necessity Retail REIT, Inc.		6,336
272		NETSTREIT Corporation		5,720
992		Newmark Group, Inc.- Class A		10,981
144		NexPoint Residential Trust, Inc.		10,581
320		Office Properties Income Trust		6,819
96		One Liberty Properties, Inc.		2,633
976		Outfront Media, Inc.		20,135
1,248		Paramount Group, Inc.		11,307
864		Pebblebrook Hotel Trust		19,449
128		Phillips Edison & Company, Inc.		4,319
1,540		Physicians Realty Trust		28,567
832		Piedmont Office Realty Trust, Inc. - Class A		12,264
208		Plymouth Industrial REIT, Inc.		4,224
80		Postal Realty Trust, Inc. - Class A		1,272
432		PotlatchDeltic Corporation		22,663
321		Preferred Apartment Communities, Inc.		8,006
128		PS Business Parks, Inc.		24,017
48		Rafael Holdings, Inc. - Class B (a)		94
112		RE/MAX Holdings, Inc. - Class A		2,722
768		Realogy Holdings Corporation (a)		9,508
688		Redfin Corporation (a)		6,742
800		Retail Opportunity Investments Corporation		14,456
1,088		RLJ Lodging Trust		14,612
96		RMR Group, Inc. - Class A		2,882
576		RPT Realty		7,010
336		Ryman Hospitality Properties, Inc. (a)		30,001
1,536		Sabra Health Care REIT, Inc.		21,565
128		Safehold, Inc.		5,741
81		Saul Centers, Inc.		3,974
256		Seritage Growth Properties - Class A (a)		2,056
1,152		Service Properties Trust		7,292
1,232		SITE Centers Corporation		19,367
226		St Joe Company		11,411
1,216		STAG Industrial, Inc.		40,493
690		Summit Hotel Properties, Inc. (a)		6,031
1,456		Sunstone Hotel Investors, Inc. (a)		17,428
720		Tanger Factory Outlet Centers, Inc.		12,607
128		Tejon Ranch Company (a)		2,175
496		Terreno Realty Corporation		30,112
288		UMH Properties, Inc.		5,671
1,360		Uniti Group, Inc.		15,422
80		Universal Health Realty Income Trust		4,294
784		Urban Edge Properties		14,778
192		Urstadt Biddle Properties, Inc. - Class A		3,379
576		Veris Residential, Inc. (a)		9,268
576		Washington Real Estate Investment Trust		13,991
304		Whitestone REIT		3,736
768		Xenia Hotels & Resorts, Inc. (a)		14,124
				1,233,388
		Utilities - 3.4%
363		ALLETE, Inc.		22,513
259		American States Water Company		20,527
56		Artesian Resources Corporation - Class A		2,748
501		Avista Corporation		21,763
448		Black Hills Corporation		34,344
434		Brookfield Infrastructure Corporation - Class A		30,618
153		Cadiz, Inc. (a)		309
363		California Water Service Group		19,483
119		Chesapeake Utilities Corporation		15,895
245		Clearway Energy, Inc. - Class A		7,977
576		Clearway Energy, Inc. - Class C		20,189
89		Global Water Resources, Inc.		1,276
240		MGE Energy, Inc.		19,049
112		Middlesex Water Company		9,523
656		New Jersey Resources Corporation		30,124
192		Northwest Natural Holding Company		10,424
352		NorthWestern Corporation		21,567
352		ONE Gas, Inc.		30,630
304		Ormat Technologies, Inc.		25,524
272		Otter Tail Corporation		17,786
592		PNM Resources, Inc.		28,138
608		Portland General Electric Company		29,944
128		Pure Cycle Corporation (a)		1,446
176		SJW Group		10,886
688		South Jersey Industries, Inc.		23,977
416		Southwest Gas Holdings, Inc.		38,741
352		Spire, Inc.		27,562
592		Sunnova Energy International, Inc. (a)		11,840
96		Unitil Corporation		5,550
80		Via Renewables, Inc.		678
80		York Water Company		3,278
				544,309
		TOTAL COMMON STOCKS (Cost $18,749,789)		16,353,960

		CONTINGENT VALUE RIGHTS - 0.0% (b)
		Health Care - 0.0% (b)
308		Zogenix Contingent Value Right (a)(c)(d)		0
		TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
Contracts			Notional Amount
		PURCHASED OPTIONS (f) - 0.4%
86		Russell 2000 Index Put, Expiration: 06/17/2022, Exercise Price: $1,700.00	$16,030,770	67,510
		TOTAL PURCHASED OPTIONS (Cost $303,819)		67,510
Shares
		SHORT-TERM INVESTMENTS - 1.9%
308,190		Invesco Government & Agency Portfolio - Institutional Class, 0.67% (g)		308,190
		TOTAL SHORT-TERM INVESTMENTS (Cost $308,190)		308,190

		Total Investments (Cost $19,361,798) - 104.2%		16,729,660
		Liabilities in Excess of Other Assets - (4.2)%		(680,862)
		TOTAL NET ASSETS - 100.0%		$16,048,798

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	Represents less than 0.05% of net assets.
	(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
	(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
	(f)	Exchange traded.
	(g)	Rate shown is the annualized seven-day yield as of May 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Russell 2000® Risk-Managed Income ETF
Schedule of Written Options
May 31, 2022 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (4.3)%
(86)		Russell 2000 Index Call, Expiration: 06/17/2022, Exercise Price: $1,810.00	$(16,030,770)	$(686,710)
		TOTAL WRITTEN OPTIONS (Premiums Received $407,458)		$(686,710)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Nationwide Russell 2000® Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$16,353,960	$-	$-		$16,353,960
Contingent Value Rights	-	-	0	*	0	*
Purchased Options	-	67,510	-		67,510
Short-Term Investments	308,190	-	-		308,190
Total Investments in Securities	$16,662,150	$67,510	$0	*	$16,729,660

Liabilities^	Level 1	Level 2	Level 3		Total
Written Options	$-	$686,710	$-		$686,710
Total Written Options	$-	$686,710	$-		$686,710

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
* Represents less than $0.50.
For the period ended May 31, 2022, the Fund did not recognize any transfers to or from Level 3.